UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Annual Report
Franklin Universal
Trust
August 31, 2024
Not FDIC Insured No Bank Guarantee May Lose Value

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Important Information to Shareholders 47
Annual Meeting of Shareholders 50
Dividend Reinvestment and Cash Purchase Plan 51
Board Members and Officers 53
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
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planning tools.

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Annual Report
Franklin Universal Trust
Dear Shareholder,
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2024. Effective January 1,
2024, the Fund changed its reference index from the Credit
Suisse (CS) High Yield Index to the ICE BofA US High Yield
Constrained Index.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund’s primary investment objective is to provide
high, current income consistent with preservation of capital.
Its secondary objective is growth of income through dividend increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The path of disinflation has been one of the main drivers of short-term yields for the 12-month reporting period. The
U.S. Federal Reserve (Fed) raised the fed funds rate in July
2023 to 5.25% - 5.50% before pausing, keeping their policy
rate stable for the remainder of the period under review.
Although inflation trended downward, it proved more “sticky”
than originally anticipated. Coming into 2024, the market was pricing in at least five rate cuts in 2024, expecting the Fed to respond to a slowing U.S. economy. The economy continued
to grow at a modest pace, supported by a strong job market
and resilient consumer spending. This caused the Fed to
hold rates for higher and longer. At the Fed’s June 2024
meeting, the median projection for the fed funds rate was for only one cut by the end of 2024, which caused short-term
U.S. Treasury (UST) bill rates to remain elevated. Come
early August 2024, markets experienced a spike in financial
market volatility after a weaker-than-expected U.S. labor
market report led to fears that a recession may already be
underway. More benign data releases that followed helped
support market sentiment. Later in the month, investors were relieved at Fed Chair Jerome Powell’s speech during the
Jackson Hole Economic Policy Symposium, which indicated
that a shift in monetary policy was imminent. Consequently,
UST yields declined across the curve during August 2024
—
led by shorter-term maturities
—
while the UST yield curve
remained inverted.
The macroeconomic backdrop was a tailwind for the utility
sector coming off a number of challenges in the previous
reporting period. These challenges included rising rates,
higher inflation, and the wars overseas. However, the
narrative has shifted to the Fed possibly lowering interest
rates in late 2024 due to moderating inflation and slowly
rising unemployment. Utilities tend to trade inversely to the direction of interest rates. As interest rates fall, the dividend yield for utilities looks more enticing for income investors.
This led the utilities index to perform in-line with the S&P during this time period.
Q. How did we respond to these changing market
conditions?
A. With economic growth slowing but still positive, we expect a continued bifurcation between winners and losers in the
high-yield (HY) market. Most of corporate America is still
performing well, but there is a segment of the market facing secular challenges that are likely to persist. We find value in select HY credits and maintain our focus on prudent security selection and individual company fundamentals. However,
as spreads over Treasuries have tightened and valuations
compressed, we find that the incremental compensation
for taking on added risk is often inadequate, so we have
generally increased the quality of the HY portfolio.
Throughout the year, we evaluate our holdings' exposure to
rising interest rates. Utilities with large exposure to floating-
rate debt, or those with near-term maturities, experienced
some headwinds from rising rates. After those securities sold off, it created opportunities where certain utilities may benefit if interest rates ease over time. We also evaluate affordability concerns in different regulatory regimes across the U.S. We
favor jurisdictions where utilities have historically positive relationships with their regulators. This increases the
likelihood that those utilities will enter into favorable rate outcomes to pass-through inflationary costs to customer
bills. In contrast, utilities that cannot receive their full ask may have a more challenged financial outcome.
Portfolio Composition
8/31/24
% of Total
Investments
Corporate Bonds 59.1%
Common Stocks 37.1%
Marketplace Loans 2.0%
Other
*
0.3%
Short-Term Investments 1.5%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.

Franklin Universal Trust

franklintempleton.com
Annual Report
Performance Overview
For the 12 months under review, the Fund’s cumulative
total returns were +19.18% based on net asset value and
+16.20% based on market price. For comparison, the ICE
Bofa US High Yield Constrained Index, which tracks the
performance of U.S. dollar-denominated below investment-
grade corporate debt publicly issues in the U.S. domestic
market, posted a +12.47% cumulative total return.
1
The
Fund previously compared performance to the Credit Suisse
(CS) High Yield Index, which is designed to mirror the
investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market, posted a +12.04%
cumulative total return.
1
Utilities stocks, as measured by
the Standard & Poor’s
®
(S&P
®
) 500 Utilities Index, which
consists of all utility stocks in the S&P 500
®
Index, posted
a +25.55% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 5 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. Security selection was a leading contributor to
performance within the HY portfolio. In particular, our
fundamental research led to favorable security selection in
the energy, finance and media non-cable sectors. Industry
positioning also benefited performance, in particular our
underweight exposure to some of the more challenged
sectors such as PayTV and Telecom.
Talen Energy reorganized equity generated a strong total
return during the period driven by monetizing multiple
non-core assets at favorable prices and entering into a
pioneering data center sale and long-term power supply
commitment with Amazon Web Services. Constellation was
a significant outperformer over the time period due to its
ownership of nuclear and natural gas generation plants. The
rise in commodity costs and favorable federal government
incentives led to higher-than-expected forward guidance
and multiple expansion. Southern Company was a leading
relative performer for the sector, as the company placed Unit
4 of its Vogtle Nuclear plant with in place and completed the project. Additionally, Southern Company announced large
demand increases from data centers due to their jurisdiction
(Georgia) and customer relationships. Lastly, Public Service
Enterprise Group outperformed on positive rate case
outcomes and the possibility of upside from data center
exposure.
Q. What were the leading detractors from performance?
A. Our yield-curve positioning hindered results during the
period under review. The Trust held duration below that of
the benchmark, which was a headwind to performance as
treasury rates rallied. The cash exposure was a drag given
consistent interest income was below that of the total return for both HY and utilities in the period under review.
Evergy was a key detractor to performance due to an
unfavorable rate case outcome in Kansas that led to
a downward revision in forward guidance. Sempra
underperformed mainly due to some delays in its LNG
construction non-regulated business segment, as Texas
and California Utilities outperformed expectations. Lastly,
DTE contributed to underperformance due to some
concerns around Michigan’s regulatory environment, though
operationally the company has been performing well.
Top 10 Holdings
8/31/24
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.5%
Sempra 3.6%
CMS Energy Corp. 2.6%
Alliant Energy Corp. 2.3%
Southern Co. (The) 2.2%
Duke Energy Corp. 2.2%
Constellation Energy Corp. 2.1%
Evergy, Inc. 2.1%
DTE Energy Co. 1.8%
Public Service Enterprise Group, Inc. 1.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the HY component
or the utility component of the Fund during the reporting
period. Utilities has a low-turnover historically, as we have a long-term predominantly regulated-business model
investment strategy.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2024
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/24
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +19.18% +16.20% +19.18% +16.20%
5-Year +29.46% +37.97% +5.30% +6.65%
10-Year +74.16% +87.23% +5.70% +6.47%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/31/14–8/31/24

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Share Prices
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The ICE Bofa US High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S.
credit market. The S&P
®
500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500
®
.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Symbol: FT 8/31/24 8/31/23 Change
Net Asset Value (NAV) $8.20 $7.36 +$0.84
Market Price (NYSE) $7.28 $6.76 +$0.52
Distributions Per Share
(9/1/23–8/31/24)
Net Investment
Income
Tax Return
of Capital Total
$0.2968 $0.2132 $0.5100

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.36 $8.08 $8.92 $8.12 $8.57
Income from investment operations:
Net investment income
a
......................... 0.33 0.43 0.41 0.38 0.41
Net realized and unrealized gains (losses) ........... 1.02 (0.58) (0.70) 0.85 (0.48)
Total from investment operations .................... 1.35 (0.15) (0.29) 1.23 (0.07)
Less distributions from:
Net investment income .......................... (0.30) (0.31) (0.51) (0.43) (0.38)
Net realized gains ............................. — (0.05) (0.04) — (—)
b
Tax return of capital ............................ (0.21) (0.21) — — —
Total distributions ............................... (0.51) (0.57) (0.55) (0.43) (0.38)
Net asset value, end of year ....................... $8.20 $7.36 $8.08 $8.92 $8.12
Market value, end of year
c
......................... $7.28 $6.76 $8.00 $8.59 $7.00
Total return (based on net asset value per share)
d
....... 19.18% (1.81)% (3.41)% 15.33% (0.67)%
Total return (based on market value per share)
d
......... 16.20% (8.24)% (0.36)% 29.55% 0.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.32% 2.78% 2.57% 2.50% 2.49%
Expenses net of waiver and payments by affiliates ....... 3.31% 2.77%
e
2.57%
e,f
2.50%
e,f
2.49%
e,f
Net investment income ........................... 4.36% 5.66% 4.85% 4.38% 5.01%
Supplemental data
Net assets, end of year (000’s) ..................... $206,193 $184,859 $203,053 $224,246 $204,094
Portfolio turnover rate ............................ 21.79% 17.73% 22.29% 36.58% 35.26%
Total outstanding borrowings on credit facility at end of year
(000’s) ....................................... $60,000 $— $— $— $—
Total debt outstanding at end of year (000's) ........... $— $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt .................. $4,437 $3,844 $4,124 $4,450 $4,140
Average amount of senior fixed rate Notes per share during
the year ...................................... $0.11 $2.59 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments, August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 47.4%
Electric Utilities 25.9%
Alliant Energy Corp. ................................. United States 80,000 $ 4,661,600
American Electric Power Co., Inc. ....................... United States 36,000 3,610,080
Constellation Energy Corp. ............................ United States 21,666 4,261,703
Duke Energy Corp. .................................. United States 40,000 4,558,000
Edison International ................................. United States 36,000 3,133,080
Entergy Corp. ...................................... United States 30,000 3,620,700
Evergy, Inc. ........................................ United States 72,000 4,258,080
Exelon Corp. ....................................... United States 65,000 2,475,850
FirstEnergy Corp. ................................... United States 61,000 2,679,120
NextEra Energy, Inc. ................................. United States 115,000 9,258,650
Pinnacle West Capital Corp. ........................... United States 25,000 2,188,000
PPL Corp. ......................................... United States 24,500 781,795
Southern Co. (The) .................................. United States 53,000 4,579,200
Xcel Energy, Inc. .................................... United States 55,000 3,367,650
53,433,508
Metals & Mining 2.7%
BHP Group Ltd., ADR ................................ Australia 25,185 1,388,449
Freeport-McMoRan, Inc. .............................. United States 40,380 1,788,026
Newmont Corp. ..................................... United States 26,000 1,388,140
Rio Tinto plc, ADR ................................... Australia 15,000 949,050
South32 Ltd., ADR .................................. Australia 10,074 106,281
5,619,946
Multi-Utilities 17.1%
CenterPoint Energy, Inc. .............................. United States 122,800 3,352,440
CMS Energy Corp. .................................. United States 78,000 5,293,080
Consolidated Edison, Inc. ............................. United States 35,000 3,554,600
Dominion Energy, Inc. ................................ United States 65,000 3,633,500
DTE Energy Co. .................................... United States 30,000 3,750,600
NiSource, Inc. ...................................... United States 60,000 1,983,600
Public Service Enterprise Group, Inc. .................... United States 45,000 3,633,750
Sempra ........................................... United States 90,000 7,396,200
WEC Energy Group, Inc. .............................. United States 28,000 2,604,840
35,202,610
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. ................................ United States 245 1,747
Birch Permian Holdings, Inc. ........................... United States 32,490 244,698
California Resources Corp. ............................ United States 27 1,417
Chesapeake Energy Corp. ............................ United States 1,871 139,371
DT Midstream, Inc. .................................. United States 15,000 1,178,850
Enbridge, Inc. ...................................... Canada 39,360 1,581,485
Woodside Energy Group Ltd., ADR ...................... Australia 9,101 166,821
3,314,389
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 11,359 306,693
Total Common Stocks (Cost $ 35,797,134) ....................................
97,877,146
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................. United States 27,500 566,500
Total Preferred Stocks (Cost $598,125) .......................................
566,500

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 .................... United States 64 $ 1,091
Total Warrants (Cost $–) ....................................................
1,091
Principal
Amount
*
Corporate Bonds 75.5%
Aerospace & Defense 0.5%
b,c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 900,000 938,017
Automobile Components 2.8%
b,c
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 700,000 744,682
Senior Secured Note, 144A, 7%, 4/15/28 ................ United States 400,000 411,472
b
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 .................... United States 300,000 272,917
Senior Note, 144A, 4.75%, 10/01/27 ................... United States 600,000 587,892
b,c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,400,000 1,184,391
b,c
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note ,
144A, 7.75% , 5/31/32 ............................... United States 700,000 725,022
c
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 .......................... United States 560,000 562,357
Senior Note, 5%, 7/15/29 ........................... United States 600,000 557,769
b,c
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% ,
4/23/30 ......................................... Germany 700,000 720,124
5,766,626
Automobiles 0.5%
b,c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 1,100,000 1,098,133
Beverages 0.3%
b,c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 Canada 700,000 665,260
Biotechnology 0.6%
b
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 669,261
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 570,481
1,239,742
Building Products 2.4%
b,c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 508,722
b
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 250,522
b,c
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ................................... United States 500,000 506,947
b,c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 922,756
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 514,138
b,c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,289,417
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 400,000 412,468
b
Standard Industries, Inc. ,
c
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 486,711
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 100,000 93,597
4,985,278

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.5%
b,c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 500,000 $ 477,614
b
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 500,000 526,177
1,003,791
Chemicals 2.7%
b,d,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 3,851
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 233,455
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 600,000 487,239
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 189,300
b,c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 . United States 1,500,000 1,311,144
b,c
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 1,000,000 1,013,831
b,d
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 220,500 174,103
b,c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,285,772
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ................................... United States 33,000 32,681
b,c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 1,000,000 913,178
5,644,554
Commercial Services & Supplies 2.9%
b,c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,200,000 1,219,366
b,c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......... United States 800,000 793,384
b,c
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 488,397
b,c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 600,000 568,683
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 800,000 793,250
b,c
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ......... United States 700,000 681,690
b,c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 779,132
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 723,214
6,047,116
Communications Equipment 0.6%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,600,000 1,180,467
Construction & Engineering 0.2%
b
Arcosa, Inc. ,
c
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 284,714
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 104,306
389,020
Consumer Finance 2.4%
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 600,000 639,451
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 418,883
b,c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,131,419
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 100,000 104,133
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 200,000 211,018
c
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 .......... United States 1,400,000 1,489,355
b,c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 879,869
4,874,128

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.4%
b,c
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 $ 729,034
Containers & Packaging 2.9%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 600,000 361,578
b,c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 1,500,000 1,525,134
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 1,000,000 1,035,180
b,c
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ................... United States 375,000 376,588
Senior Note, 144A, 7.25%, 5/15/31 .................... United States 800,000 810,499
b
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 ... United States 300,000 285,310
b,c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4% , 10/15/27 ...... United States 1,200,000 1,146,926
b,c
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 Netherlands 500,000 500,832
6,042,047
Distributors 0.6%
b
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 410,798
b,c
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 .................... Canada 500,000 532,104
Senior Secured Note, 144A, 6.75%, 3/15/28 ............. Canada 300,000 309,020
1,251,922
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 741,059
Diversified REITs 1.1%
b,c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 800,000 729,978
b,c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............. United States 900,000 827,586
b,c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 679,376
2,236,940
Diversified Telecommunication Services 1.9%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 500,000 474,754
c
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,517,670
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 200,000 173,709
b,c
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 . France 800,000 812,636
b,c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 972,369
3,951,138
Electric Utilities 0.7%
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ................... United States 500,000 499,598
c
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 383,211
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 106,475
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 400,000 415,737
1,405,021
Electrical Equipment 0.8%
c
Regal Rexnord Corp. ,
Senior Note, 6.3%, 2/15/30 .......................... United States 500,000 528,251

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
c
Regal Rexnord Corp., (continued)
Senior Note, 6.4%, 4/15/33 .......................... United States 400,000 $ 424,774
b,c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 800,000 768,468
1,721,493
Electronic Equipment, Instruments & Components 0.4%
b,c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 472,274
b
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 310,246
782,520
Energy Equipment & Services 2.1%
b
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 700,000 727,299
b,c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 700,000 725,568
b
Nabors Industries, Inc. ,
Senior Note, 144A, 9.125%, 1/31/30 ................... United States 300,000 321,723
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 1,000,000 1,002,788
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 304,148
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 100,000 103,793
b
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .. United States 680,000 718,890
b,c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 500,000 519,349
4,423,558
Entertainment 0.4%
b,c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 832,741
Financial Services 2.7%
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ......................................... United States 300,000 307,599
b
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ...................... Ireland 200,000 208,637
Senior Note, 144A, 8%, 6/15/28 ...................... Ireland 700,000 748,696
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ...................... United States 500,000 499,230
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,494,912
b,c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 1,100,000 1,069,551
b
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ................... United States 600,000 612,836
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 270,851
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 413,938
5,626,250
Food Products 1.4%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 200,000 209,823
c
Senior Secured Note, 144A, 4.625%, 11/15/28 ........... United States 800,000 773,952
b
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 202,695
c
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ......... United States 1,100,000 1,217,329
b,c
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ................... United States 113,000 112,832
Senior Bond, 144A, 4.625%, 4/15/30 ................... United States 400,000 380,426
2,897,057

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 1.0%
b,c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 $ 838,569
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 500,000 518,158
b,c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 700,000 732,822
2,089,549
Health Care Equipment & Supplies 0.7%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 420,586
b,c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 491,451
b,c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 400,000 436,827
1,348,864
Health Care Providers & Services 3.2%
c
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 .......................... United States 500,000 424,792
Senior Note, 2.45%, 7/15/28 ......................... United States 500,000 457,875
Senior Note, 2.625%, 8/01/31 ........................ United States 500,000 424,548
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 396,382
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 300,000 285,285
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 500,000 541,886
b
DaVita, Inc. ,
c
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,132,265
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 204,740
b,c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 942,474
b
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 United States 100,000 71,638
b
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% ,
11/01/28 ........................................ United States 1,000,000 444,791
c
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................. United States 700,000 711,509
Senior Secured Note, 6.75%, 5/15/31 .................. United States 500,000 518,871
6,557,056
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5.25% , 8/01/26 ............................... United States 200,000 188,325
Hotel & Resort REITs 0.7%
b,c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 312,219
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 1,100,000 1,133,708
1,445,927
Hotels, Restaurants & Leisure 5.1%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 400,000 366,721
b,e,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 1,800,000 —
b
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 800,000 833,552
b,c
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 300,000 310,898
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 800,000 822,605
b,c
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ................... United States 200,000 202,160
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 1,500,000 1,505,905

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b,c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ......................................... United States 400,000 $ 432,998
b,c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,170,648
b
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ......... United States 300,000 300,024
b
Royal Caribbean Cruises Ltd. ,
c
Senior Note, 144A, 5.5%, 8/31/26 ..................... United States 500,000 501,086
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 310,003
Senior Note, 144A, 6%, 2/01/33 ...................... United States 500,000 512,506
b,c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625% , 5/01/32 ............. United States 1,000,000 1,029,953
b,c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 400,000 384,158
b
Viking Cruises Ltd. ,
Senior Note, 144A, 5.875%, 9/15/27 ................... United States 300,000 299,869
c
Senior Note, 144A, 7%, 2/15/29 ...................... United States 600,000 608,197
b,c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 849,567
10,440,850
Household Durables 2.2%
b,c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 4.625% , 8/01/29 ......................... United States 1,500,000 1,421,589
b,c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 529,868
b,c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 852,860
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 600,000 554,230
b,c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,300,000 1,266,835
4,625,382
Household Products 0.2%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 400,000 376,460
Independent Power and Renewable Electricity Producers 1.7%
b,c
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ...................... United States 900,000 863,534
Senior Note, 144A, 4.625%, 2/01/29 ................... United States 700,000 668,260
b
Clearway Energy Operating LLC ,
c
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 355,619
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 400,000 388,960
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 300,000 272,434
b
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 944,480
3,493,287
Insurance 1.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 400,000 415,676
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 400,000 410,887
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ................... United States 300,000 298,934
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 500,000 517,250
Jones Deslauriers Insurance Management, Inc. ,
b
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 1,200,000 1,305,290
2,948,037
IT Services 1.3%
b,c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 500,000 470,990

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7% , 6/15/27 ............ United States 700,000 $ 708,801
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 623,190
b
Gartner, Inc. ,
c
Senior Note, 144A, 4.5%, 7/01/28 ..................... United States 500,000 491,376
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 200,000 188,963
c
Senior Note, 144A, 3.75%, 10/01/30 ................... United States 300,000 278,000
2,761,320
Life Sciences Tools & Services 0.5%
b,c
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 United States 1,000,000 1,020,787
Machinery 1.6%
b,c
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,217,776
b,c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 868,415
b
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............. United States 600,000 617,126
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 600,000 608,362
3,311,679
Media 2.8%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 261,768
c
Senior Note, 144A, 7.5%, 6/01/29 ..................... United States 500,000 421,984
c
Senior Secured Note, 144A, 5.125%, 8/15/27 ............ United States 400,000 391,089
c
Senior Secured Note, 144A, 9%, 9/15/28 ................ United States 500,000 531,946
b
CSC Holdings LLC ,
Senior Bond, 144A, 3.375%, 2/15/31 ................... United States 300,000 194,032
c
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 622,760
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 500,000 441,816
b,e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ................... United States 700,000 9,188
Senior Secured Note, 144A, 5.375%, 8/15/26 ............ United States 800,000 10,500
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 200,000 193,855
b,c
LCPR Senior Secured Financing DAC , Senior Secured Note ,
144A, 6.75% , 10/15/27 .............................. United States 450,000 411,882
b
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 826,805
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 188,274
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 100,000 93,837
Senior Note, 144A, 5%, 8/15/27 ...................... United States 100,000 99,389
b,c
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ..... United States 600,000 430,059
b,c
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ....... United States 600,000 562,588
5,691,772
Metals & Mining 1.7%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 745,853
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 600,000 603,303
c
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ....... United States 700,000 635,711
b
Constellium SE ,
c
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 600,000 554,256
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 406,341
b,c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375% , 4/01/31 ................................... Australia 500,000 459,178

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 100,000 $ 89,764
Senior Note, 144A, 3.25%, 11/15/26 ................... United States 100,000 96,353
3,590,759
Mortgage Real Estate Investment Trusts (REITs) 0.8%
b,c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 1,331,341
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ............... United States 300,000 289,362
1,620,703
Oil, Gas & Consumable Fuels 10.2%
b
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ................... United States 166,000 172,229
c
Senior Note, 144A, 5.375%, 3/01/30 ................... United States 700,000 691,956
b,c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 8.125%, 1/15/27 ................... United States 900,000 871,604
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 824,656
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ......................... United States 500,000 489,295
c
Senior Note, 4%, 3/01/31 ........................... United States 700,000 660,684
b
Chesapeake Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 . United States 500,000 507,784
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 500,000 520,123
b,c
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ................... United States 700,000 738,860
Senior Note, 144A, 8.75%, 7/01/31 .................... United States 700,000 756,299
b,c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5% , 5/01/29 ...................................... United States 300,000 304,368
b
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 285,252
b,c
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ..... United States 800,000 855,785
b
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 United States 100,000 103,138
b,c
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 ............ United States 300,000 291,450
b
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 500,000 496,701
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 516,315
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 200,000 198,214
c
Senior Note, 144A, 6%, 4/15/30 ...................... United States 300,000 298,645
c
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 700,000 767,207
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 401,625
b
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 600,000 618,909
b,c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,800,000 1,972,064
b,c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 700,000 710,966
d,e,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 . United States 757,734 —
b,c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 1,100,000 1,136,452
b
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ................................... United States 200,000 208,137
b
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 500,000 529,180
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ........................... United States 500,000 501,677
Senior Note, 4.5%, 5/15/29 .......................... United States 200,000 192,187
b,c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 278,283

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b,c
Venture Global Calcasieu Pass LLC, (continued)
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 $ 283,831
Senior Secured Note, 144A, 6.25%, 1/15/30 ............. United States 400,000 416,136
b
Venture Global LNG, Inc. ,
c
Senior Secured Note, 144A, 8.125%, 6/01/28 ............ United States 600,000 628,795
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 500,000 563,782
c
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 531,209
b,c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 700,000 745,205
Vital Energy, Inc. ,
Senior Note, 9.75%, 10/15/30 ........................ United States 400,000 439,312
b
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 500,000 512,277
21,020,592
Paper & Forest Products 0.2%
b
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 400,000 348,320
Passenger Airlines 0.7%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 408,333 406,543
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 700,000 693,448
b
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 ............ United States 100,000 97,687
c
Senior Secured Note, 144A, 4.625%, 4/15/29 ............ United States 300,000 285,774
1,483,452
Personal Care Products 0.3%
b,c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 600,000 622,004
Pharmaceuticals 1.2%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 305,000 297,023
b
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ................... United States 107,000 94,139
Senior Secured Note, 144A, 11%, 9/30/28 ............... United States 542,000 497,285
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 212,606
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 600,000 590,178
Senior Note, 7.875%, 9/15/29 ........................ Israel 300,000 330,721
Senior Note, 8.125%, 9/15/31 ........................ Israel 300,000 343,694
2,365,646
Real Estate Management & Development 0.7%
b,c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 335,834 345,506
b,c
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ...... United States 500,000 488,223
b,c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 500,000 533,596
1,367,325
Software 1.1%
b,c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 600,000 588,020
b,c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 768,098
b,c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,005,206
2,361,324

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.5%
b,c
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ................... United States 300,000 $ 295,786
Senior Note, 144A, 7%, 2/15/29 ...................... United States 700,000 727,547
1,023,333
Specialty Retail 0.6%
b,c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 648,000 684,171
b,c
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 627,931
1,312,102
Textiles, Apparel & Luxury Goods 0.4%
b,c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 700,000 753,260
Trading Companies & Distributors 1.6%
b,c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 800,000 832,754
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 600,000 628,170
b,c
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% ,
12/15/28 ........................................ United States 600,000 556,374
b,c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 900,000 926,281
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 400,000 410,944
3,354,523
Wireless Telecommunication Services 0.8%
b
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ......................................... Luxembourg 1,500,000 595,100
f
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 26,768 750
Zero Cpn., 11/17/33 ............................... Bermuda 218 143
b,c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,100,000 1,144,756
1,740,749
Total Corporate Bonds (Cost $162,713,785) ...................................
155,736,299
h
Senior Floating Rate Interests 0.1%
Media 0.1%
abc abc
abc abc abc abc
Diamond Sports Group LLC ,
e,i
First Lien, CME Term Loan, 15.442%, (1-month SOFR + 10%),
5/26/26 ......................................... United States 70,724 65,533
d
First Lien, Debtor-In-Possession Term Loan, PIK, 5%, 12/02/24 United States 84,267 109,734
175,267
a a a a a a
Total Senior Floating Rate Interests (Cost $150,465) ...........................
175,267
j
Marketplace Loans 2.5%
f
Financial Services 2.5%
a a a a a a
Total Marketplace Loans (Cost $5,869,008) ...................................
5,201,571
Asset-Backed Securities 0.1%
Financial Services 0.1%
abc abc
abc abc abc abc
b,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 10.175%, 8/15/44 .............. United States 4,084 3,966
2019-31, PT, 144A, FRN, 11.977%, 9/15/44 .............. United States 6,116 4,556
2019-37, PT, 144A, FRN, 14.39%, 10/17/44 .............. United States 7,751 6,973
2019-42, PT, 144A, FRN, 10.541%, 11/15/44 ............. United States 7,127 6,315

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-51, PT, 144A, FRN, 12.624%, 1/15/45 .............. United States 14,124 $ 13,014
2019-52, PT, 144A, FRN, 13.791%, 1/15/45 .............. United States 10,405 9,699
2019-S5, PT, 144A, FRN, 4.712%, 9/15/44 ............... United States 2,658 2,388
2019-S6, PT, 144A, FRN, 6.994%, 10/17/44 .............. United States 5,864 5,746
2019-S7, PT, 144A, FRN, 6%, 12/15/44 ................. United States 4,054 3,844
2019-S8, PT, 144A, FRN, 5.262%, 1/15/45 ............... United States 6,430 5,423
2020-2, PT, 144A, FRN, 14.807%, 3/15/45 ............... United States 12,894 12,358
2020-7, PT, 144A, FRN, 12.561%, 4/17/45 ............... United States 8,705 8,243
abc abc
abc abc abc abc
b,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 6.02%, 3/15/26 ................ United States 6,849 5,862
2020-PT2, A, 144A, FRN, 2.357%, 4/15/26 ............... United States 9,505 8,633
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ............... United States 1,886 1,585
abc abc
abc abc abc abc
b,k
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
20.878% , 2/15/26 . ................................. United States 6,294 6,082
104,687
a a a a a a
Total Asset-Backed Securities (Cost $109,131) ................................
104,687
Shares
a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ............... United States 1,500,000 28,125
a,f
Endo DAC, Escrow Account ........................... United States 302,000 —
a,f
Endo DAC, Escrow Account ........................... United States 389,000 —
a,f
Endo, Inc., Escrow Account ............................ United States 500,000 —
a,f
Par Pharmaceutical, Inc., Escrow Account ................. United States 225,000 —
Total Escrows and Litigation Trusts (Cost $48,985) ............................
28,125
Total Long Term Investments (Cost $205,286,633) .............................
259,690,686
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 4.982% .. United States 4,054,622 4,054,622
Total Money Market Funds (Cost $4,054,622) .................................
4,054,622
Total Short Term Investments (Cost $4,054,622 ) ...............................
4,054,622
a
Total Investments (Cost $209,341,255) 127.9% ................................
$263,745,308
n
Credit Facility (29.1)% ......................................................
(60,000,000)
Other Assets, less Liabilities 1.2% ...........................................
2,448,026
Net Assets 100.0% .........................................................
$206,193,334
a a a

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 44 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $141,197,227, representing 68.5% of net assets.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
See Note 8 regarding restricted securities.
h
See Note 1(c) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 1(d) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 4(c) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 9 regarding credit facility.

Franklin Universal Trust
Schedule of Investments, August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At August 31, 2024, the Fund had the following marketplace loans outstanding. See Note 1(d).
Description
Principal
Amount Value
Marketplace Loans - 2.5%
Freedom Financial Asset Management LLC
APP-10849903.FP.FTS.B , 11 .24% , 10/16/24 $ 1,805 $ 1,809
APP-11139281.FP.FTS.B , 8 .49% , 11/01/24 1,260 1,262
APP-11106155.FP.FTS.B , 12 .74% , 11/01/24 2,089 2,093
APP-11021958.FP.FTS.B , 12 .24% , 12/10/24 1,357 1,360
APP-10836612.FP.FTS.B , 21 .49% , 12/15/24 2,772 1,229
APP-11693890.FP.FTS.B , 13 .24% , 12/17/24 4,235 4,247
APP-11007940.FP.FTS.B , 10 .49% , 12/19/24 1,439 1,445
APP-11799520.FP.FTS.B , 16 .99% , 12/25/24 1,508 1,517
APP-11766706.FP.FTS.B , 23 .99% , 2/02/25 1,656 1,667
APP-11694349.FP.FTS.B , 14 .24% , 2/07/25 5,804 5,840
APP-12394118.FP.FTS.B , 17 .74% , 3/10/25 4,623 4,726
APP-14953979.FP.FTS.B , 7 .74% , 7/13/25 . 9,473 9,539
APP-15094222.FP.FTS.B , 10 .24% , 7/14/25 7,733 7,784
APP-15090883.FP.FTS.B , 25 .49% , 7/14/25 430 422
APP-15034726.FP.FTS.B , 25 .49% , 7/25/25 3,449 3,522
APP-10111431.FP.FTS.B , 10 .99% , 9/15/25 6,198 6,268
APP-10140977.FP.FTS.B , 24 .99% , 9/15/25 3,862 4,051
APP-10091198.FP.FTS.B , 15 .49% , 9/24/25 1,500 1,508
APP-11022514.FP.FTS.B , 18 .49% , 10/26/25 6,229 6,446
APP-10578403.FP.FTS.B , 15 .99% , 10/30/25 7,326 7,577
APP-10561192.FP.FTS.B , 8 .99% , 11/03/25 5,770 5,837
APP-10841976.FP.FTS.B , 10 .99% , 11/28/25 4,029 4,063
APP-11105408.FP.FTS.B , 10 .99% , 12/14/25 4,370 4,427
APP-11843242.FP.FTS.B , 12 .24% , 12/15/25 7,574 7,669
APP-11022500.FP.FTS.B , 17 .99% , 12/16/25 4,896 5,060
APP-11579320.FP.FTS.B , 16 .99% , 12/20/25 8,431 8,885
APP-10868780.FP.FTS.B , 14 .49% , 1/02/26 12,644 13,034
APP-11798391.FP.FTS.B , 18 .49% , 1/04/26 4,429 4,549
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 6,264 6,362
APP-11757188.FP.FTS.B , 18 .24% , 2/02/26 6,079 6,157
APP-11757063.FP.FTS.B , 17 .99% , 2/05/26 8,934 9,247
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 16,372 16,885
APP-12246304.FP.FTS.B , 18 .24% , 3/08/26 15,089 15,639
APP-12397373.FP.FTS.B , 15 .99% , 3/15/26 6,374 6,491
APP-11799488.FP.FTS.B , 16 .99% , 3/16/26 9,188 9,447
APP-12419810.FP.FTS.B , 15 .74% , 3/20/26 18,224 18,780
APP-12270812.FP.FTS.B , 16 .99% , 3/22/26 5,775 5,956
APP-12421465.FP.FTS.B , 17 .99% , 3/23/26 4,472 4,501
APP-13524997.FP.FTS.B , 10 .59% , 3/25/26 7,092 7,191
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 7,196 7,295
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 18,883 19,173
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 5,016 5,106
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 10,978 11,137
APP-15112645.FP.FTS.B , 16 .99% , 7/15/26 10,762 11,144
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 11,062 11,418
APP-15107872.FP.FTS.B , 20 .49% , 7/15/26 8,174 2,850
APP-15064308.FP.FTS.B , 22 .49% , 7/15/26 12,432 12,964
APP-15065994.FP.FTS.B , 17 .74% , 7/20/26 28,034 8,945
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 9,072 9,324
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 5,604 5,762
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 5,444 5,544
APP-14860724.FP.FTS.B , 20 .99% , 7/26/26 10,880 11,363
APP-15111841.FP.FTS.B , 7 .84% , 7/28/26 . 17,814 2,428
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 16,316 16,877
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 9,445 9,590
APP-10140897.FP.FTS.B , 16 .99% , 8/12/26 10,562 10,772
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 $ 11,429 $ 11,858
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 20,476 20,798
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 4,134 4,310
APP-10572421.FP.FTS.B , 10 .49% , 9/20/26 16,714 16,991
APP-10112510.FP.FTS.B , 16 .49% , 9/25/26 6,435 6,593
APP-09931612.FP.FTS.B , 14 .24% , 10/03/26 8,131 8,248
APP-10838239.FP.FTS.B , 12 .49% , 10/12/26 16,458 16,722
APP-10845328.FP.FTS.B , 11 .99% , 10/16/26 12,657 12,863
APP-10704368.FP.FTS.B , 14 .99% , 10/16/26 10,051 10,265
APP-10745909.FP.FTS.B , 17 .99% , 10/16/26 27,099 27,671
APP-10829192.FP.FTS.B , 18 .99% , 10/16/26 13,422 13,926
APP-10581131.FP.FTS.B , 22 .49% , 10/22/26 5,539 5,806
APP-10384953.FP.FTS.B , 19 .99% , 11/02/26 9,113 9,441
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 11,516 11,691
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 2,438 2,444
APP-10848002.FP.FTS.B , 17 .99% , 11/19/26 13,420 13,880
APP-10842381.FP.FTS.B , 12 .49% , 11/21/26 18,144 18,454
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 14,599 14,881
APP-10670975.FP.FTS.B , 21 .49% , 11/30/26 8,990 9,510
APP-11094577.FP.FTS.B , 19 .49% , 12/08/26 6,989 7,298
APP-11008022.FP.FTS.B , 11 .99% , 12/13/26 7,623 7,754
APP-11021456.FP.FTS.B , 20 .99% , 12/15/26 21,468 22,516
APP-11116084.FP.FTS.B , 19 .49% , 12/19/26 3,275 3,255
APP-11007668.FP.FTS.B , 19 .99% , 12/19/26 10,553 11,017
APP-11091099.FP.FTS.B , 9 .99% , 12/20/26 16,314 16,615
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 6,740 6,906
APP-11874582.FP.FTS.B , 17 .49% , 12/23/26 12,390 12,816
APP-11677084.FP.FTS.B , 15 .49% , 12/26/26 25,043 25,509
APP-10848317.FP.FTS.B , 12 .24% , 12/30/26 11,106 11,311
APP-11799609.FP.FTS.B , 10 .99% , 1/01/27 17,710 17,981
APP-11844341.FP.FTS.B , 16 .74% , 1/01/27 19,229 19,779
APP-10224478.FP.FTS.B , 20 .49% , 1/02/27 16,493 17,116
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 4,608 4,642
APP-10830375.FP.FTS.B , 19 .99% , 1/21/27 10,769 1,046
APP-11824892.FP.FTS.B , 16 .99% , 2/03/27 9,985 10,174
APP-11724933.FP.FTS.B , 14 .24% , 2/05/27 8,375 8,533
APP-11674918.FP.FTS.B , 20 .49% , 2/05/27 15,648 16,246
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 7,265 7,477
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 23,829 24,634
APP-11757936.FP.FTS.B , 19 .99% , 2/07/27 5,805 6,003
APP-11763967.FP.FTS.B , 19 .99% , 2/07/27 9,263 9,607
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 5,487 5,649
APP-11798652.FP.FTS.B , 11 .74% , 2/14/27 29,666 8,681
APP-11843528.FP.FTS.B , 19 .99% , 2/14/27 645 646
APP-11845152.FP.FTS.B , 11 .74% , 2/15/27 24,091 24,522
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 12,627 7,727
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 5,524 5,770
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 9,925 10,083
APP-11696610.FP.FTS.B , 14 .24% , 3/07/27 16,108 4,744
APP-12404066.FP.FTS.B , 22 .49% , 3/08/27 24,035 2,438
APP-11801830.FP.FTS.B , 16 .49% , 3/15/27 12,367 12,639
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 6,968 7,188
APP-11863466.FP.FTS.B , 25 .49% , 3/17/27 6,544 6,849
APP-12385340.FP.FTS.B , 25 .49% , 3/17/27 5,874 6,137
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 10,546 11,019
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 10,093 10,306

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 $ 11,416 $ 11,700
APP-12408150.FP.FTS.B , 19 .99% , 3/21/27 7,524 961
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 14,631 14,920
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 30,937 31,452
APP-11744634.FP.FTS.B , 19 .99% , 4/01/27 11,463 7,640
APP-12304720.FP.FTS.B , 18 .74% , 4/06/27 31,930 32,865
APP-11872928.FP.FTS.B , 11 .24% , 4/15/27 9,736 9,912
APP-13478834.FP.FTS.B , 16 .99% , 5/03/27 13,019 13,405
APP-13508795.FP.FTS.B , 9 .59% , 5/05/27 . 10,664 10,830
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 7,711 7,837
APP-13485036.FP.FTS.B , 13 .34% , 5/06/27 8,166 8,317
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 20,847 21,221
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 12,192 12,413
APP-13329158.FP.FTS.B , 17 .99% , 5/15/27 5,391 5,433
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 19,550 20,200
APP-13512105.FP.FTS.B , 19 .49% , 5/16/27 17,158 17,739
APP-13479562.FP.FTS.B , 18 .49% , 5/17/27 10,954 3,642
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 6,778 7,038
APP-13517315.FP.FTS.B , 12 .09% , 5/19/27 30,681 31,270
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 6,297 6,515
APP-13531806.FP.FTS.B , 16 .99% , 5/20/27 13,020 13,341
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 9,002 9,329
APP-13518313.FP.FTS.B , 18 .99% , 6/20/27 11,744 12,241
APP-13302186.FP.FTS.B , 20 .49% , 6/25/27 9,941 10,319
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 25,036 25,451
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 17,651 17,965
APP-15070181.FP.FTS.B , 19 .99% , 7/15/27 11,985 12,331
APP-14865954.FP.FTS.B , 11 .74% , 7/16/27 17,410 17,704
APP-15149750.FP.FTS.B , 11 .99% , 7/16/27 2,221 2,221
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 6,799 6,954
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 7,788 7,938
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 13,745 14,033
APP-15055723.FP.FTS.B , 11 .24% , 7/26/27 20,450 20,847
APP-15048744.FP.FTS.B , 16 .49% , 7/27/27 15,480 15,989
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 7,511 7,698
APP-15133409.FP.FTS.B , 15 .49% , 7/30/27 17,082 17,533
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 8,264 8,461
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 34,514 35,190
APP-14958373.FP.FTS.B , 12 .24% , 9/16/27 12,407 12,631
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 13,879 14,203
APP-10084299.FP.FTS.B , 16 .49% , 8/11/34 669 518
1,583,376
LendingClub Corp.
155731933.LC.FTS.B , 15 .24% , 9/29/24 ... 2,474 236
158913750.LC.FTS.B , 11 .71% , 9/30/24 ... 1,087 1,084
160792694.LC.FTS.B , 13 .08% , 10/23/24 .. 1,793 1,791
161424051.LC.FTS.B , 10 .33% , 11/05/24 .. 938 934
162010515.LC.FTS.B , 17 .74% , 11/18/24 .. 2,043 192
164089980.LC.FTS.B , 17 .74% , 2/28/25 ... 4,045 –
167132427.LC.FTS.B , 20 .55% , 2/28/25 ... 3,769 3,816
161483895.LC.FTS.B , 13 .08% , 3/07/25 ... 1,636 196
167747801.LC.FTS.B , 16 .12% , 3/15/25 ... 5,811 –
168420680.LC.FTS.B , 17 .74% , 3/16/25 ... 3,416 3,395
166170570.LC.FTS.B , 17 .74% , 3/17/25 ... 4,917 462
168140265.LC.FTS.B , 15 .24% , 3/21/25 ... 3,700 3,678
167712249.LC.FTS.B , 14 .3% , 4/20/25 ... 3,993 3,974
165352318.LC.FTS.B , 15 .24% , 6/22/25 ... 6,553 6,486
Description
Principal
Amount Value
LendingClub Corp. (continued)
160809803.LC.FTS.B , 13 .08% , 2/23/26 ... $ 7,769 $ 7,563
151259806.LC.FTS.B , 20% , 6/04/34 ..... 7,796 –
155823205.LC.FTS.B , 14 .3% , 7/24/34 ... 1,027 1,033
156812488.LC.FTS.B , 14 .3% , 9/21/34 ... 14 14
159089545.LC.FTS.B , 16 .95% , 9/23/34 ... 294 295
153974620.LC.FTS.B , 14 .3% , 9/24/34 ... 633 80
35,229
LendingClub Corp. - LCX
164542068.LC.FTS.B , 25 .65% , 1/21/25 ... 1,814
1,831
LendingClub Corp. - LCX PM
184916811.LC.FTS.B , 15 .99% , 1/18/25 ... 2,059 2,057
185085067.LC.FTS.B , 22 .99% , 1/18/25 ... 3,109 3,150
184905245.LC.FTS.B , 15 .99% , 1/19/25 ... 7,990 –
185231531.LC.FTS.B , 21 .49% , 1/19/25 ... 719 725
185449370.LC.FTS.B , 18 .44% , 1/25/25 ... 2,568 2,556
185337050.LC.FTS.B , 20 .99% , 1/25/25 ... 7,900 603
185529283.LC.FTS.B , 18 .99% , 1/27/25 ... 3,497 3,491
185074501.LC.FTS.B , 12 .74% , 1/29/25 ... 830 829
185743058.LC.FTS.B , 12 .19% , 2/02/25 ... 1,543 1,532
185720673.LC.FTS.B , 14 .49% , 2/04/25 ... 1,188 1,176
184778654.LC.FTS.B , 16 .19% , 2/04/25 ... 819 366
185806351.LC.FTS.B , 18 .99% , 2/07/25 ... 4,386 205
185828353.LC.FTS.B , 22 .99% , 2/08/25 ... 5,182 954
186050160.LC.FTS.B , 15 .99% , 2/10/25 ... 3,524 3,507
185828265.LC.FTS.B , 19 .44% , 2/10/25 ... 3,348 3,370
186144016.LC.FTS.B , Zero Cpn , 2/14/25 . 4,706 –
185731098.LC.FTS.B , 18 .99% , 2/14/25 ... 833 830
186141198.LC.FTS.B , 18 .99% , 2/14/25 ... 1,041 1,037
186248821.LC.FTS.B , 12 .94% , 2/16/25 ... 3,446 3,443
188498393.LC.FTS.B , 18 .99% , 4/25/25 ... 10,112 10,130
187330959.LC.FTS.B , 23 .99% , 4/25/25 ... 4,310 4,406
188790970.LC.FTS.B , 19 .99% , 4/27/25 ... 6,904 6,927
188578940.LC.FTS.B , 23 .99% , 4/27/25 ... 321 326
188852266.LC.FTS.B , 23 .99% , 4/27/25 ... 1,926 1,966
188781202.LC.FTS.B , 15 .99% , 4/28/25 ... 3,842 3,796
188845200.LC.FTS.B , 16 .99% , 4/28/25 ... 536 537
188849723.LC.FTS.B , 19 .49% , 4/28/25 ... 549 557
188683873.LC.FTS.B , 23 .99% , 5/01/25 ... 3,924 3,980
185591984.LC.FTS.B , 18 .99% , 5/28/25 ... 4,131 4,126
188854471.LC.FTS.B , 24 .79% , 8/27/25 ... 1,988 264
171733583.LC.FTS.B , 18 .24% , 10/30/25 .. 7,462 7,469
186109882.LC.FTS.B , 5% , 2/14/26 ...... 8,753 3,615
185664927.LC.FTS.B , 5% , 2/16/26 ...... 2,710 226
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 3,932 3,984
184976261.LC.FTS.B , 15 .44% , 1/18/27 ... 13,495 1,269
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 7,334 7,322
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 8,483 8,527
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... 6,044 6,123
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 14,228 14,140
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 9,220 9,279
185280664.LC.FTS.B , 21 .99% , 1/21/27 ... 10,928 10,867
185094462.LC.FTS.B , 22 .99% , 1/21/27 ... 7,472 7,521
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 15,435 15,514
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 8,835 8,612
185102499.LC.FTS.B , 17 .49% , 1/28/27 ... 8,908 8,755
185593614.LC.FTS.B , 14 .94% , 1/31/27 ... 3,441 3,391
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 8,101 7,972

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... $ 10,122 $ 9,966
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 8,898 8,660
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 14,600 14,300
185670781.LC.FTS.B , 14 .74% , 2/08/27 ... 23,622 23,006
186105140.LC.FTS.B , 14 .99% , 2/10/27 ... 8,395 –
186053383.LC.FTS.B , 18 .49% , 2/10/27 ... 15,410 15,103
186073191.LC.FTS.B , 23 .99% , 2/10/27 ... 6,437 6,445
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 4,496 4,490
185962334.LC.FTS.B , 16 .49% , 2/14/27 ... 21,033 20,627
186072313.LC.FTS.B , 19 .99% , 2/14/27 ... 9,953 9,843
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 6,232 –
185957980.LC.FTS.B , 10 .99% , 2/15/27 ... 14,338 13,984
185644818.LC.FTS.B , 17 .24% , 2/15/27 ... 20,217 19,354
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 25,085 24,744
186037630.LC.FTS.B , 23 .99% , 2/15/27 ... 9,787 9,790
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... 12,410 –
186255693.LC.FTS.B , 28 .99% , 2/16/27 ... 5,374 5,451
185994246.LC.FTS.B , 23 .99% , 2/17/27 ... 5,085 –
186057988.LC.FTS.B , 23 .99% , 2/25/27 ... 13,069 13,121
186004411.LC.FTS.B , 21 .99% , 2/28/27 ... 9,848 1,947
185584314.LC.FTS.B , 23 .99% , 2/28/27 ... 8,329 8,278
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 7,249 –
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 4,214 4,206
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 4,162 4,105
188791237.LC.FTS.B , 27 .99% , 4/26/27 ... 13,103 13,318
188850161.LC.FTS.B , 18 .99% , 4/27/27 ... 5,178 5,110
188698368.LC.FTS.B , 20 .99% , 4/27/27 ... 17,075 1,610
188844587.LC.FTS.B , 20 .99% , 4/27/27 ... 6,585 6,573
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 13,492 13,613
188832786.LC.FTS.B , 27 .99% , 4/27/27 ... 3,482 3,568
188770586.LC.FTS.B , 21 .49% , 4/28/27 ... 11,904 11,778
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 6,723 6,769
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 5,009 5,030
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 17,546 17,969
188842402.LC.FTS.B , 21 .49% , 4/30/27 ... 4,071 4,052
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 10,429 10,517
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 2,438 2,423
185215933.LC.FTS.B , 15% , 6/25/27 ..... 12,798 10,677
185500483.LC.FTS.B , 15% , 7/18/27 ..... 24,329 19,686
185186598.LC.FTS.B , 21 .99% , 8/19/27 ... 6,154 118
185051135.LC.FTS.B , 23 .99% , 8/28/27 ... 17,812 3,522
185440062.LC.FTS.B , 10% , 9/25/27 ..... 15,809 12,109
185579608.LC.FTS.B , 23 .99% , 10/15/27 .. 23,258 2,870
188826193.LC.FTS.B , 22 .99% , 12/26/27 .. 6,458 1,274
186094287.LC.FTS.B , 5% , 2/29/28 ...... 8,365 6,779
568,217
Prosper Funding LLC
1632609.PS.FTS.B , 14 .39% , 10/06/24 ... 529 529
1630510.PS.FTS.B , 11 .97% , 10/10/24 .... 528 528
1626424.PS.FTS.B , 11 .7% , 10/19/24 .... 1,905 342
1645271.PS.FTS.B , 10 .8% , 10/27/24 .... 1,184 1,189
1649014.PS.FTS.B , 22 .7% , 10/27/24 .... 290 296
1656261.PS.FTS.B , 16% , 10/28/24 ...... 738 740
1646552.PS.FTS.B , 15 .29% , 10/29/24 ... 1,528 1,557
1658149.PS.FTS.B , 13 .4% , 11/08/24 .... 496 496
1664838.PS.FTS.B , 20 .01% , 11/08/24 .... 349 348
1661257.PS.FTS.B , 17 .8% , 11/12/24 .... 210 210
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1655723.PS.FTS.B , 15 .1% , 11/15/24 .... $ 2,132 $ 2,125
1685619.PS.FTS.B , 14 .39% , 12/14/24 ... 675 673
1672733.PS.FTS.B , 15% , 12/14/24 ...... 1,347 1,340
1678747.PS.FTS.B , 19 .3% , 12/14/24 .... 283 284
1679110.PS.FTS.B , 13 .36% , 12/15/24 .... 400 398
1672982.PS.FTS.B , 22% , 12/15/24 ...... 438 440
1680175.PS.FTS.B , 22 .6% , 12/16/24 .... 380 380
1674770.PS.FTS.B , 13 .1% , 12/17/24 .... 1,970 1,970
1674347.PS.FTS.B , 15 .86% , 12/17/24 ... 2,015 2,015
1673372.PS.FTS.B , 16% , 12/17/24 ...... 925 926
1688336.PS.FTS.B , 19 .2% , 1/12/25 ..... 8,547 2,139
1687970.PS.FTS.B , 23 .5% , 1/12/25 ..... 284 284
1694470.PS.FTS.B , 15 .29% , 1/13/25 .... 2,047 2,047
1674329.PS.FTS.B , 14 .89% , 1/16/25 .... 1,013 1,008
1700772.PS.FTS.B , 12 .1% , 1/17/25 ..... 2,092 2,077
1690265.PS.FTS.B , 23 .3% , 1/18/25 ..... 897 900
1692512.PS.FTS.B , 19 .34% , 1/19/25 .... 313 311
1700011.PS.FTS.B , 13 .9% , 1/21/25 ..... 865 863
1688699.PS.FTS.B , 21 .8% , 1/27/25 ..... 1,662 1,661
1697303.PS.FTS.B , 13 .9% , 1/31/25 ..... 806 804
1720938.PS.FTS.B , 13 .81% , 2/15/25 .... 3,795 3,795
1715485.PS.FTS.B , 16% , 2/15/25 ....... 5,016 4,998
1714630.PS.FTS.B , 16 .16% , 2/15/25 .... 3,015 3,004
1714624.PS.FTS.B , 19 .41% , 2/15/25 .... 3,003 2,682
1715122.PS.FTS.B , 19 .8% , 2/15/25 ..... 545 546
1720920.PS.FTS.B , 21 .2% , 2/15/25 ..... 3,261 470
1722360.PS.FTS.B , 22 .6% , 2/16/25 ..... 422 425
1723116.PS.FTS.B , 16 .29% , 2/17/25 .... 655 100
1720755.PS.FTS.B , 13 .96% , 2/28/25 .... 5,772 5,718
1749541.PS.FTS.B , 22 .03% , 4/05/25 .... 969 963
1750351.PS.FTS.B , 15 .2% , 4/06/25 ..... 896 887
1745381.PS.FTS.B , 12 .9% , 4/08/25 ..... 5,139 5,065
1714408.PS.FTS.B , 22 .11% , 4/12/25 .... 5,102 258
1753944.PS.FTS.B , 15 .4% , 4/14/25 ..... 3,125 3,125
1750903.PS.FTS.B , 24 .4% , 4/15/25 ..... 2,800 2,489
1758243.PS.FTS.B , 24 .4% , 4/16/25 ..... 1,678 507
1742906.PS.FTS.B , 15 .4% , 4/30/25 ..... 617 608
1743767.PS.FTS.B , 25 .71% , 5/05/25 .... 2,833 2,833
1752241.PS.FTS.B , 14 .7% , 5/10/25 ..... 18,559 11,097
1701129.PS.FTS.B , 16 .4% , 7/17/25 ..... 3,659 3,604
1701120.PS.FTS.B , 15 .9% , 12/12/25 .... 5,463 5,310
1606127.PS.FTS.B , 15 .2% , 8/17/26 ..... 4,467 4,414
1607933.PS.FTS.B , 18 .5% , 8/19/26 ..... 1,024 1,039
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 2,899 2,852
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 6,935 6,864
1610327.PS.FTS.B , 27 .6% , 8/24/26 ..... 4,546 4,729
1621434.PS.FTS.B , 14 .6% , 8/26/26 ..... 1,682 1,665
1621428.PS.FTS.B , 20% , 8/26/26 ....... 5,210 5,300
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 4,380 4,316
1625740.PS.FTS.B , 18 .48% , 9/16/26 .... 5,289 5,366
1623731.PS.FTS.B , 18 .93% , 9/21/26 .... 9,569 9,730
1635897.PS.FTS.B , 12% , 9/23/26 ....... 10,777 10,617
1635735.PS.FTS.B , 14 .68% , 9/23/26 .... 7,592 7,478
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 6,993 6,907
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 4,995 4,917
1626758.PS.FTS.B , 17 .96% , 9/30/26 .... 12,053 11,912
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 12,714 12,544
1626046.PS.FTS.B , 15 .18% , 10/16/26 ... 5,157 5,057

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... $ 3,786 $ 3,721
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 10,169 9,995
1644860.PS.FTS.B , 18 .33% , 10/26/26 ... 6,827 976
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 10,931 11,110
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 3,991 3,948
1649926.PS.FTS.B , 13 .8% , 10/29/26 .... 17,658 17,721
1661010.PS.FTS.B , 12 .5% , 11/05/26 .... 13,702 13,412
1654774.PS.FTS.B , 16 .18% , 11/05/26 .... 19,225 18,882
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 6,609 6,474
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 4,633 4,538
1653323.PS.FTS.B , 16% , 11/09/26 ...... 6,578 6,470
1666362.PS.FTS.B , 19% , 11/09/26 ...... 3,963 3,999
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 6,702 6,568
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 18,467 18,095
1666890.PS.FTS.B , 17% , 11/10/26 ...... 8,902 8,969
1661433.PS.FTS.B , 28 .23% , 11/14/26 .... 3,287 852
1666359.PS.FTS.B , 21% , 11/15/26 ...... 3,542 3,652
1662505.PS.FTS.B , 25 .4% , 11/15/26 .... 6,035 6,257
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 3,210 3,229
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 4,366 4,489
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 6,909 6,757
1685634.PS.FTS.B , 12 .5% , 12/14/26 .... 4,353 4,257
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 19,339 18,991
1685271.PS.FTS.B , 16 .8% , 12/14/26 .... 9,114 2,097
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 6,660 6,880
1672147.PS.FTS.B , 16 .56% , 12/15/26 ... 11,461 11,490
1687344.PS.FTS.B , 19% , 12/17/26 ...... 2,889 2,923
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 4,929 4,821
1678354.PS.FTS.B , 11 .07% , 12/20/26 .... 8,050 7,874
1687950.PS.FTS.B , 11 .5% , 12/20/26 .... 7,935 7,782
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 5,868 5,754
1678387.PS.FTS.B , 18 .33% , 12/23/26 ... 7,446 7,484
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 16,818 16,450
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 4,655 4,544
1686078.PS.FTS.B , 10 .5% , 1/08/27 ..... 6,627 6,473
1701111.PS.FTS.B , 10 .29% , 1/12/27 ..... 13,549 13,249
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 5,538 5,415
1701108.PS.FTS.B , 15 .7% , 1/12/27 ..... 20,288 19,917
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 8,417 8,231
1694725.PS.FTS.B , 18 .4% , 1/13/27 ..... 8,935 9,010
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 9,013 9,088
1695958.PS.FTS.B , 10 .5% , 1/14/27 ..... 8,242 8,052
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 11,095 9,105
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 13,890 13,586
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 10,556 10,345
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 9,297 9,079
1689251.PS.FTS.B , 19% , 1/21/27 ....... 2,410 2,425
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 3,828 3,742
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 7,298 7,168
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 4,511 4,430
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 12,030 12,140
1720911.PS.FTS.B , 18 .59% , 2/15/27 .... 15,312 15,447
1714642.PS.FTS.B , 18 .7% , 2/15/27 ..... 6,131 6,185
1714636.PS.FTS.B , 23 .58% , 2/15/27 .... 3,544 3,662
1707734.PS.FTS.B , 10 .29% , 2/16/27 .... 6,327 6,225
1709201.PS.FTS.B , 18 .48% , 2/16/27 .... 7,648 7,719
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 11,983 11,699
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 10,797 11,121
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1749550.PS.FTS.B , 11 .5% , 4/05/27 ..... $ 9,060 $ 8,802
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 12,756 12,413
1753011.PS.FTS.B , 12% , 4/06/27 ....... 9,105 8,848
1754293.PS.FTS.B , 13 .4% , 4/12/27 ..... 7,384 7,206
1747163.PS.FTS.B , 16 .2% , 4/12/27 ..... 15,796 15,410
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 12,552 12,227
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 9,539 9,253
1750735.PS.FTS.B , 16% , 5/06/27 ....... 3,671 3,645
1607291.PS.FTS.B , 28 .59% , 7/18/27 .... 4,654 4,093
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 6,457 6,229
1705005.PS.FTS.B , 15% , 12/19/27 ...... 16,215 7,081
1610038.PS.FTS.B , 15% , 8/17/34 ....... 1,089 47
1610444.PS.FTS.B , 18 .09% , 9/08/34 .... 555 560
1626067.PS.FTS.B , 15 .4% , 9/17/34 ..... 469 472
1634583.PS.FTS.B , 18 .4% , 9/21/34 ..... 107 107
1623410.PS.FTS.B , 18 .5% , 9/21/34 ..... 71 72
1626395.PS.FTS.B , 13 .87% , 9/24/34 .... 1,198 1,202
1626680.PS.FTS.B , 16% , 9/27/34 ....... 414 418
766,130
Upgrade, Inc. - Card
992391277.UG.FTS.B , 28 .98% , 10/03/24 . 15 16
992255166.UG.FTS.B , 20 .46% , 4/03/25 .. 25 2
992428468.UG.FTS.B , 25 .95% , 4/03/25 .. 47 48
992236701.UG.FTS.B , 29 .49% , 4/03/25 .. 19 1
992256275.UG.FTS.B , 29 .49% , 4/03/25 .. 11 11
992269560.UG.FTS.B , 29 .49% , 4/03/25 .. 102 102
992290976.UG.FTS.B , 29 .49% , 4/03/25 .. 180 147
992291050.UG.FTS.B , 29 .49% , 4/03/25 .. 3 3
992354024.UG.FTS.B , 29 .49% , 4/03/25 .. 8 8
992357933.UG.FTS.B , 29 .49% , 4/03/25 .. 97 101
992361376.UG.FTS.B , 29 .49% , 4/03/25 .. 3 3
992387188.UG.FTS.B , 28 .98% , 4/04/25 .. 36 36
992453316.UG.FTS.B , 28 .98% , 4/04/25 .. 76 76
992266370.UG.FTS.B , 29 .49% , 4/04/25 .. 191 195
992342016.UG.FTS.B , 29 .49% , 4/04/25 .. 95 95
992421200.UG.FTS.B , 29 .49% , 4/04/25 .. 68 70
992264407.UG.FTS.B , 14 .97% , 4/05/25 .. 294 294
992391676.UG.FTS.B , 15 .97% , 4/05/25 .. 29 29
992417616.UG.FTS.B , 17 .99% , 4/05/25 .. 39 39
992286525.UG.FTS.B , 18 .8% , 4/05/25 ... 47 47
992415664.UG.FTS.B , 18 .97% , 4/05/25 .. 879 62
992416415.UG.FTS.B , 19 .21% , 4/05/25 .. 474 480
992424538.UG.FTS.B , 19 .21% , 4/05/25 .. 142 142
992432194.UG.FTS.B , 19 .8% , 4/05/25 ... 173 12
992256001.UG.FTS.B , 19 .97% , 4/05/25 .. 203 70
992346135.UG.FTS.B , 19 .99% , 4/05/25 .. 154 158
992431381.UG.FTS.B , 19 .99% , 4/05/25 .. 30 30
992433537.UG.FTS.B , 19 .99% , 4/05/25 .. 118 118
992296469.UG.FTS.B , 21 .98% , 4/05/25 .. 74 75
992265045.UG.FTS.B , 25 .95% , 4/05/25 .. 90 6
992249070.UG.FTS.B , 28 .98% , 4/05/25 .. 15 15
992271131.UG.FTS.B , 28 .98% , 4/05/25 .. 201 27
992271316.UG.FTS.B , 28 .98% , 4/05/25 .. 62 64
992281862.UG.FTS.B , 28 .98% , 4/05/25 .. 134 135
992290941.UG.FTS.B , 28 .98% , 4/05/25 .. 45 46
992305223.UG.FTS.B , 28 .98% , 4/05/25 .. 65 66
992314088.UG.FTS.B , 28 .98% , 4/05/25 .. 7 7

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992350450.UG.FTS.B , 28 .98% , 4/05/25 .. $ 346 $ 347
992404668.UG.FTS.B , 28 .98% , 4/05/25 .. 54 25
992426381.UG.FTS.B , 28 .98% , 4/05/25 .. 45 46
992430529.UG.FTS.B , 28 .98% , 4/05/25 .. 12 12
992452945.UG.FTS.B , 28 .98% , 4/05/25 .. 8 8
992456750.UG.FTS.B , 28 .98% , 4/05/25 .. 74 76
992376094.UG.FTS.B , 29 .48% , 4/05/25 .. 71 10
992239162.UG.FTS.B , 29 .49% , 4/05/25 .. 57 58
992240128.UG.FTS.B , 29 .49% , 4/05/25 .. 241 245
992241600.UG.FTS.B , 29 .49% , 4/05/25 .. 66 5
992243368.UG.FTS.B , 29 .49% , 4/05/25 .. 120 122
992247116.UG.FTS.B , 29 .49% , 4/05/25 .. 111 43
992255844.UG.FTS.B , 29 .49% , 4/05/25 .. 26 26
992268866.UG.FTS.B , 29 .49% , 4/05/25 .. 13 13
992268980.UG.FTS.B , 29 .49% , 4/05/25 .. 35 36
992271586.UG.FTS.B , 29 .49% , 4/05/25 .. 63 65
992275962.UG.FTS.B , 29 .49% , 4/05/25 .. 91 93
992276049.UG.FTS.B , 29 .49% , 4/05/25 .. 74 76
992291806.UG.FTS.B , 29 .49% , 4/05/25 .. 212 220
992293542.UG.FTS.B , 29 .49% , 4/05/25 .. 21 21
992301441.UG.FTS.B , 29 .49% , 4/05/25 .. 84 86
992326966.UG.FTS.B , 29 .49% , 4/05/25 .. 42 42
992341543.UG.FTS.B , 29 .49% , 4/05/25 .. 18 18
992341758.UG.FTS.B , 29 .49% , 4/05/25 .. 94 96
992344325.UG.FTS.B , 29 .49% , 4/05/25 .. 3 3
992355380.UG.FTS.B , 29 .49% , 4/05/25 .. 17 17
992359643.UG.FTS.B , 29 .49% , 4/05/25 .. 155 159
992359656.UG.FTS.B , 29 .49% , 4/05/25 .. 283 293
992368911.UG.FTS.B , 29 .49% , 4/05/25 .. 121 124
992369632.UG.FTS.B , 29 .49% , 4/05/25 .. 85 87
992371487.UG.FTS.B , 29 .49% , 4/05/25 .. 101 1
992371951.UG.FTS.B , 29 .49% , 4/05/25 .. 61 62
992391427.UG.FTS.B , 29 .49% , 4/05/25 .. 61 63
992394239.UG.FTS.B , 29 .49% , 4/05/25 .. 41 41
992401130.UG.FTS.B , 29 .49% , 4/05/25 .. 77 27
992403505.UG.FTS.B , 29 .49% , 4/05/25 .. 98 –
992419811.UG.FTS.B , 29 .49% , 4/05/25 .. 48 49
992424526.UG.FTS.B , 29 .49% , 4/05/25 .. 136 –
992425789.UG.FTS.B , 29 .49% , 4/05/25 .. 132 136
992427607.UG.FTS.B , 29 .49% , 4/05/25 .. 16 16
992444707.UG.FTS.B , 29 .49% , 4/05/25 .. 45 46
992452371.UG.FTS.B , 29 .49% , 4/05/25 .. 51 53
992455102.UG.FTS.B , 29 .49% , 4/05/25 .. 140 144
992401571.UG.FTS.B , 29 .49% , 5/03/25 .. 41 42
992460328.UG.FTS.B , 29 .49% , 8/01/25 .. 63 65
992301470.UG.FTS.B , 28 .98% , 9/02/25 .. 115 15
992421379.UG.FTS.B , 28 .98% , 9/03/25 .. 97 81
992286064.UG.FTS.B , 29 .49% , 12/03/25 . 416 –
992238906.UG.FTS.B , 22 .97% , 4/03/26 .. 2,730 546
992332109.UG.FTS.B , 28 .48% , 4/03/29 .. 1 –
6,695
Upstart Network, Inc.
L1902385.UP.FTS.B , 8 .05% , 10/22/24 .... 311 309
L1902094.UP.FTS.B , 9 .69% , 10/22/24 .... 64 63
L1902354.UP.FTS.B , 12 .7% , 10/22/24 .... 331 330
FW1900872.UP.FTS.B , 18 .12% , 10/22/24 . 426 426
L1902710.UP.FTS.B , 18 .85% , 10/22/24 ... 393 393
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1900998.UP.FTS.B , 21 .32% , 10/22/24 ... $ 39 $ 39
L1875546.UP.FTS.B , 21 .84% , 10/22/24 ... 134 134
L2031380.UP.FTS.B , 6 .17% , 11/12/24 .... 678 673
L2032548.UP.FTS.B , 7 .85% , 11/12/24 .... 1,009 1,004
L2031918.UP.FTS.B , 8 .28% , 11/12/24 .... 279 277
L2031630.UP.FTS.B , 9 .03% , 11/12/24 .... 657 654
L2032627.UP.FTS.B , 14 .45% , 11/12/24 ... 201 201
L2031497.UP.FTS.B , 23 .3% , 11/12/24 .... 223 223
L2102014.UP.FTS.B , 8 .1% , 11/23/24 ..... 315 314
L2102773.UP.FTS.B , 10 .25% , 11/23/24 ... 114 114
L2102080.UP.FTS.B , 12 .09% , 11/23/24 ... 340 331
L2102263.UP.FTS.B , 17 .21% , 11/23/24 ... 205 206
L2099426.UP.FTS.B , 18 .86% , 11/23/24 ... 355 349
L2103709.UP.FTS.B , 20 .75% , 11/23/24 ... 238 239
L2102185.UP.FTS.B , 21 .19% , 11/23/24 ... 817 821
L2103127.UP.FTS.B , 21 .34% , 11/23/24 ... 1,090 1,096
FW2103254.UP.FTS.B , 28 .98% , 11/23/24 . 380 383
L2249474.UP.FTS.B , 9 .8% , 12/14/24 .... 305 304
L2249818.UP.FTS.B , 9 .92% , 12/14/24 .... 128 127
L2248588.UP.FTS.B , 10 .67% , 12/14/24 ... 1,305 1,299
L2249713.UP.FTS.B , 11 .85% , 12/14/24 ... 518 517
L2249391.UP.FTS.B , 12 .58% , 12/14/24 ... 232 231
L2251228.UP.FTS.B , 12 .94% , 12/14/24 ... 199 198
L2251099.UP.FTS.B , 15 .99% , 12/14/24 ... 114 114
L2249946.UP.FTS.B , 17 .98% , 12/14/24 ... 556 559
L2250240.UP.FTS.B , 20 .48% , 12/14/24 ... 92 92
L2250459.UP.FTS.B , 21 .22% , 12/14/24 ... 636 640
FW2250657.UP.FTS.B , 22 .04% , 12/14/24 . 146 147
FW2251405.UP.FTS.B , 24 .46% , 12/14/24 . 300 302
FW2250656.UP.FTS.B , 26 .59% , 12/14/24 . 171 172
FW2250011.UP.FTS.B , 27 .44% , 12/14/24 . 399 399
FW2248284.UP.FTS.B , 29 .12% , 12/14/24 . 788 2
L2251006.UP.FTS.B , 6 .59% , 12/15/24 .... 302 300
L2253130.UP.FTS.B , 10 .71% , 12/15/24 ... 752 750
L2253233.UP.FTS.B , 17 .76% , 12/15/24 ... 773 776
L2251602.UP.FTS.B , 18 .36% , 12/15/24 ... 493 494
L2252717.UP.FTS.B , 19 .17% , 12/15/24 ... 705 709
L2249377.UP.FTS.B , 20 .67% , 12/15/24 ... 2,172 157
L2240893.UP.FTS.B , 21 .21% , 12/15/24 ... 3,613 3,632
FW2252326.UP.FTS.B , 21 .53% , 12/15/24 . 1,154 1,159
FW2249426.UP.FTS.B , 22 .47% , 12/15/24 . 1,217 1,189
L2253201.UP.FTS.B , 23 .48% , 12/15/24 ... 445 448
L2248952.UP.FTS.B , 12 .98% , 12/21/24 ... 920 918
L2491823.UP.FTS.B , 6 .34% , 1/24/25 .... 752 747
L2499551.UP.FTS.B , 8 .93% , 1/24/25 .... 1,551 1,548
L2498779.UP.FTS.B , 11 .48% , 1/24/25 .... 160 160
L2497791.UP.FTS.B , 11 .97% , 1/24/25 .... 644 645
L2499082.UP.FTS.B , 12 .89% , 1/24/25 .... 2,276 2,278
L2499336.UP.FTS.B , 15 .49% , 1/24/25 .... 442 28
L2497587.UP.FTS.B , 16 .78% , 1/24/25 .... 189 190
L2499854.UP.FTS.B , 22 .79% , 1/24/25 .... 1,272 1,283
FW2499886.UP.FTS.B , 26 .23% , 1/24/25 .. 222 221
FW2498195.UP.FTS.B , 26 .98% , 1/24/25 .. 1,542 1,556
FW2496668.UP.FTS.B , 5 .04% , 1/25/25 ... 2,141 2,125
L2501009.UP.FTS.B , 5 .3% , 1/25/25 ..... 1,286 1,277
L2501544.UP.FTS.B , 6 .11% , 1/25/25 ..... 525 521
L2477274.UP.FTS.B , 6 .54% , 1/25/25 .... 861 856
L2502696.UP.FTS.B , 7 .45% , 1/25/25 .... 735 734

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2502837.UP.FTS.B , 8 .49% , 1/25/25 ... $ 154 $ 154
L2502709.UP.FTS.B , 10 .64% , 1/25/25 .... 2,361 2,355
FW2502461.UP.FTS.B , 10 .75% , 1/25/25 .. 99 98
L2503015.UP.FTS.B , 11 .17% , 1/25/25 .... 157 157
FW2503345.UP.FTS.B , 13 .6% , 1/25/25 ... 632 224
FW2501793.UP.FTS.B , 17 .35% , 1/25/25 .. 137 10
FW2503051.UP.FTS.B , 29 .1% , 1/25/25 ... 110 111
L1729059.UP.FTS.B , 7 .36% , 2/17/25 .... 239 237
L1730069.UP.FTS.B , 14 .07% , 2/17/25 .... 3,582 3,603
FW2031299.UP.FTS.B , 21 .82% , 4/12/25 .. 2,068 2,081
FW2032694.UP.FTS.B , 22 .49% , 4/12/25 .. 2,140 1,415
L2971722.UP.FTS.B , 8 .62% , 4/19/25 .... 4,682 4,669
L2972108.UP.FTS.B , 15 .03% , 4/19/25 .... 868 873
L2970836.UP.FTS.B , 15 .68% , 4/19/25 .... 1,643 500
FW2250596.UP.FTS.B , 22 .87% , 5/14/25 .. 1,122 1,126
FW2971973.UP.FTS.B , 20 .05% , 9/19/25 .. 1,694 1,629
L2250196.UP.FTS.B , 14 .38% , 10/15/25 ... 1,881 272
FW2503195.UP.FTS.B , 11 .21% , 11/25/25 . 3,463 3,462
FW2972173.UP.FTS.B , 22 .89% , 2/19/26 .. 4,985 357
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 3,319 3,306
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 24,373 24,370
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 1,540 1,549
FW1730043.UP.FTS.B , 21 .14% , 9/17/26 .. 2,531 2,573
L1730077.UP.FTS.B , 21 .62% , 9/17/26 .... 1,844 1,833
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 4,224 4,300
L1730120.UP.FTS.B , 23 .06% , 9/17/26 .... 6,206 6,309
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 5,637 5,739
L1729392.UP.FTS.B , 25 .28% , 9/17/26 .... 617 177
FW1730388.UP.FTS.B , 28 .64% , 9/17/26 .. 9,051 9,216
FW1729744.UP.FTS.B , 29 .63% , 9/17/26 .. 5,788 404
FW1729641.UP.FTS.B , 30 .22% , 9/17/26 .. 2,864 2,917
FW1728143.UP.FTS.B , 30 .44% , 9/17/26 .. 3,129 3,185
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 585 589
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 1,480 1,436
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 1,615 1,640
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 6,560 6,514
L1902219.UP.FTS.B , 10 .65% , 10/22/26 ... 4,989 4,985
L1901059.UP.FTS.B , 11 .8% , 10/22/26 .... 2,007 2,007
FW1902782.UP.FTS.B , 14 .11% , 10/22/26 . 10,345 10,350
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 6,717 6,749
FW1901195.UP.FTS.B , 18 .66% , 10/22/26 . 1,259 1,269
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 3,338 3,396
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 1,658 1,671
L1901936.UP.FTS.B , 21 .29% , 10/22/26 ... 6,194 6,299
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 8,613 8,759
L1901771.UP.FTS.B , 24 .44% , 10/22/26 ... 2,292 2,298
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 7,029 7,150
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 1,407 1,431
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 28,315 28,806
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 1,161 1,178
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 2,768 2,816
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 2,483 2,525
FW1886406.UP.FTS.B , 27 .97% , 10/22/26 . 8,897 607
FW1902391.UP.FTS.B , 31 .19% , 10/22/26 . 2,211 2,253
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 2,356 2,397
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 682 695
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 4,979 5,066
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 4,895 4,990
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1902840.UP.FTS.B , 22 .56% , 11/01/26 ... $ 7,741 $ 7,806
L1901748.UP.FTS.B , 12 .93% , 11/05/26 ... 4,779 4,774
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 3,575 3,559
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 4,174 4,169
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 3,858 3,852
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... 7,917 7,899
FW2032979.UP.FTS.B , 12 .77% , 11/12/26 . 4,228 4,223
L2032884.UP.FTS.B , 12 .78% , 11/12/26 ... 4,229 4,223
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 1,853 1,850
L2032885.UP.FTS.B , 12 .92% , 11/12/26 ... 2,513 2,508
FW2032278.UP.FTS.B , 13 .85% , 11/12/26 . 2,721 1,504
L2032791.UP.FTS.B , 14 .03% , 11/12/26 ... 1,568 1,566
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 13,024 13,005
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 731 727
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 5,415 5,409
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 3,943 3,933
L2032268.UP.FTS.B , 15 .84% , 11/12/26 ... 10,782 10,795
L2033071.UP.FTS.B , 15 .91% , 11/12/26 ... 2,328 166
FW2031845.UP.FTS.B , 15 .93% , 11/12/26 . 8,380 8,400
FW2032502.UP.FTS.B , 16 .77% , 11/12/26 . 4,429 4,420
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 3,552 3,564
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 8,579 8,600
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 2,791 2,801
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 2,806 2,817
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 3,331 3,338
FW2031117.UP.FTS.B , 18 .34% , 11/12/26 . 5,786 3,350
L2032837.UP.FTS.B , 18 .39% , 11/12/26 ... 280 20
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 6,800 6,824
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 2,277 2,290
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 14,301 14,277
L2031425.UP.FTS.B , 19 .77% , 11/12/26 ... 3,534 3,553
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 3,440 3,460
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 863 868
FW2033134.UP.FTS.B , 22 .19% , 11/12/26 . 5,171 371
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 5,958 6,048
FW2033202.UP.FTS.B , 25 .01% , 11/12/26 . 9,460 9,595
L2032689.UP.FTS.B , 25 .21% , 11/12/26 ... 4,133 295
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 5,590 5,669
L2032525.UP.FTS.B , 25 .33% , 11/12/26 ... 599 602
L2031934.UP.FTS.B , 25 .51% , 11/12/26 ... 1,860 1,100
FW2031600.UP.FTS.B , 26 .6% , 11/12/26 .. 3,032 1,800
L2032677.UP.FTS.B , 26 .71% , 11/12/26 ... 4,884 4,958
FW2003411.UP.FTS.B , 27 .5% , 11/12/26 .. 4,636 4,698
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 857 870
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 15,476 15,682
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 1,508 1,531
FW2030797.UP.FTS.B , 30% , 11/12/26 ... 15,492 –
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 1,139 1,156
FW2031985.UP.FTS.B , 31% , 11/12/26 ... 391 387
FW2031873.UP.FTS.B , 31 .05% , 11/12/26 . 652 386
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 761 773
FW2031596.UP.FTS.B , 31 .1% , 11/12/26 .. 3,465 3,513
FW2032994.UP.FTS.B , 31 .15% , 11/12/26 . 2,529 185
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 3,053 3,099
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 17,568 17,475
FW2101958.UP.FTS.B , 6 .23% , 11/23/26 .. 19,053 18,931
L2101736.UP.FTS.B , 8 .06% , 11/23/26 .... 527 33
L2103598.UP.FTS.B , 8 .71% , 11/23/26 .... 8,061 8,033

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2102006.UP.FTS.B , 8 .84% , 11/23/26 .... $ 25,228 $ 25,142
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 11,125 11,129
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 17,617 17,624
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 2,643 2,645
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 1,862 1,863
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 1,932 1,930
L2095249.UP.FTS.B , 14 .31% , 11/23/26 ... 8,607 8,612
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 3,773 3,767
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 2,204 2,218
L2103150.UP.FTS.B , 16 .57% , 11/23/26 ... 3,373 3,207
FW2101751.UP.FTS.B , 16 .63% , 11/23/26 . 11,382 10,881
L2099233.UP.FTS.B , 17 .83% , 11/23/26 ... 9,189 8,798
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 5,040 5,072
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 3,199 3,223
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 11,477 11,695
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 850 866
L2102703.UP.FTS.B , 20 .89% , 11/23/26 ... 2,781 2,829
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 3,469 3,533
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 4,358 4,229
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 2,400 2,446
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 2,406 2,429
L2101935.UP.FTS.B , 25 .31% , 11/23/26 ... 783 798
L2103945.UP.FTS.B , 25 .34% , 11/23/26 ... 1,382 1,396
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 1,875 1,819
L2103491.UP.FTS.B , 25 .4% , 11/23/26 .... 423 423
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 3,635 3,705
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 2,162 2,200
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 2,378 2,420
FW2103532.UP.FTS.B , 28 .75% , 11/23/26 . 6,378 6,196
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 960 972
FW2103069.UP.FTS.B , 31 .22% , 11/23/26 . 1,398 1,425
FW2032877.UP.FTS.B , 27 .2% , 11/27/26 .. 3,174 –
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 5,740 5,710
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 2,619 2,606
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 4,194 4,173
L2247842.UP.FTS.B , 9 .8% , 12/14/26 .... 4,310 584
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 10,085 10,058
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 5,813 810
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 1,605 1,602
L2251043.UP.FTS.B , 12 .11% , 12/14/26 ... 17,328 17,301
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 3,694 3,687
L2251230.UP.FTS.B , 12 .48% , 12/14/26 ... 936 932
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 2,192 2,188
L2250820.UP.FTS.B , 13 .59% , 12/14/26 ... 1,761 1,759
FW2250025.UP.FTS.B , 13 .65% , 12/14/26 . 4,303 4,078
L2251440.UP.FTS.B , 16 .23% , 12/14/26 ... 749 749
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 6,740 6,758
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 3,620 3,613
L2249002.UP.FTS.B , 18 .13% , 12/14/26 ... 2,022 2,033
FW2249113.UP.FTS.B , 18 .58% , 12/14/26 . 14,511 14,586
L2251037.UP.FTS.B , 19 .7% , 12/14/26 .... 1,110 300
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 1,145 1,146
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 6,266 6,127
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... 4,829 4,889
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 7,119 7,141
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 2,905 2,943
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 4,765 4,834
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 3,561 3,570
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... $ 5,999 $ 6,029
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 2,101 2,126
L2249898.UP.FTS.B , 22 .33% , 12/14/26 ... 13,180 13,217
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 9,570 9,697
L2249183.UP.FTS.B , 22 .87% , 12/14/26 ... 2,120 2,146
FW2251497.UP.FTS.B , 23 .11% , 12/14/26 . 2,953 2,945
L2250010.UP.FTS.B , 23 .56% , 12/14/26 ... 3,049 3,086
FW2248932.UP.FTS.B , 23 .62% , 12/14/26 . 1,279 1,235
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 2,441 2,471
L2250948.UP.FTS.B , 23 .7% , 12/14/26 .... 30,303 512
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 5,347 5,375
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 2,101 2,130
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 2,594 2,632
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 3,018 2,910
L2250779.UP.FTS.B , 25 .12% , 12/14/26 ... 1,051 1,039
L2248450.UP.FTS.B , 25 .14% , 12/14/26 ... 3,857 3,676
L2248417.UP.FTS.B , 25 .23% , 12/14/26 ... 1,532 109
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 740 751
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 2,619 2,620
L2251395.UP.FTS.B , 25 .45% , 12/14/26 ... 1,365 1,385
L2250992.UP.FTS.B , 25 .92% , 12/14/26 ... 6,245 6,322
FW2248550.UP.FTS.B , 26 .2% , 12/14/26 .. 2,671 2,704
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 5,626 5,702
FW2249342.UP.FTS.B , 27 .92% , 12/14/26 . 3,118 3,137
FW2251120.UP.FTS.B , 28 .37% , 12/14/26 . 8,279 8,380
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 1,076 1,083
FW2249951.UP.FTS.B , 30 .44% , 12/14/26 . 1,281 1,299
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 1,206 1,222
FW2250251.UP.FTS.B , 30 .69% , 12/14/26 . 4,040 3,892
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 4,146 4,199
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 719 727
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 2,237 2,159
FW2248893.UP.FTS.B , 31 .17% , 12/14/26 . 1,174 1,188
FW2249653.UP.FTS.B , 31 .19% , 12/14/26 . 2,480 2,510
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 3,030 3,068
L2251963.UP.FTS.B , 7 .31% , 12/15/26 .... 6,366 6,338
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 25,199 25,086
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 13,006 12,951
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 10,935 10,883
L2252298.UP.FTS.B , 8 .83% , 12/15/26 .... 1,277 1,248
L2252476.UP.FTS.B , 9 .18% , 12/15/26 .... 5,237 5,212
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 6,903 6,893
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 16,095 16,059
L2247794.UP.FTS.B , 12 .65% , 12/15/26 ... 2,452 2,449
L2253650.UP.FTS.B , 13 .61% , 12/15/26 ... 3,579 3,575
L2253384.UP.FTS.B , 13 .79% , 12/15/26 ... 6,621 6,615
L2252920.UP.FTS.B , 14 .66% , 12/15/26 ... 1,914 137
L2252931.UP.FTS.B , 15 .49% , 12/15/26 ... 1,891 1,896
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 3,603 3,614
L2252199.UP.FTS.B , 17 .21% , 12/15/26 ... 5,379 5,375
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 2,910 2,912
L2252566.UP.FTS.B , 19 .55% , 12/15/26 ... 3,487 3,484
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 8,852 8,889
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 1,774 1,785
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 1,487 1,493
L2253118.UP.FTS.B , 21 .32% , 12/15/26 ... 11,932 12,116
L2251670.UP.FTS.B , 22 .36% , 12/15/26 ... 3,014 3,054
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 1,812 1,836

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... $ 1,855 $ 1,880
L2252209.UP.FTS.B , 25 .21% , 12/15/26 ... 809 816
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 744 754
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 4,459 4,524
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 3,655 3,706
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 2,936 2,982
FW2253234.UP.FTS.B , 28 .94% , 12/15/26 . 6,918 7,020
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 1,616 1,637
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 9,735 9,888
FW2251570.UP.FTS.B , 31 .17% , 12/15/26 . 7,941 8,057
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 1,239 1,259
FW2251389.UP.FTS.B , 31 .46% , 12/15/26 . 12,157 12,319
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 1,937 1,933
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 7,756 7,724
L2249483.UP.FTS.B , 20 .19% , 12/28/26 ... 6,575 231
FW2250801.UP.FTS.B , 31 .11% , 12/28/26 . 1,867 1,890
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 25,834 25,666
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 3,132 3,112
L2498743.UP.FTS.B , 7 .47% , 1/24/27 .... 5,825 5,802
L2492277.UP.FTS.B , 7 .6% , 1/24/27 ..... 3,607 3,593
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 6,227 6,198
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 18,652 18,579
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 7,258 7,226
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 553 553
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 3,592 3,590
L2498623.UP.FTS.B , 12 .18% , 1/24/27 .... 1,228 1,228
FW2497574.UP.FTS.B , 12 .62% , 1/24/27 .. 19,610 19,567
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 3,931 3,928
L2500282.UP.FTS.B , 13 .29% , 1/24/27 .... 5,674 5,665
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 3,436 3,431
FW2499948.UP.FTS.B , 14 .6% , 1/24/27 ... 4,010 4,008
L2500513.UP.FTS.B , 14 .9% , 1/24/27 .... 11,495 11,488
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 3,503 3,518
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 3,214 3,228
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 4,158 4,187
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 4,475 4,494
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 1,860 1,873
L2498546.UP.FTS.B , 19 .91% , 1/24/27 .... 3,970 3,997
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... 3,022 3,043
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 3,633 3,658
FW2499205.UP.FTS.B , 20 .72% , 1/24/27 .. 3,782 3,833
L2499153.UP.FTS.B , 21 .13% , 1/24/27 .... 694 698
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 3,062 3,114
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 2,474 2,491
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 10,779 10,956
L2500427.UP.FTS.B , 23 .85% , 1/24/27 .... 6,500 6,521
L2500224.UP.FTS.B , 25 .04% , 1/24/27 .... 3,818 3,872
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 1,015 1,022
FW2497649.UP.FTS.B , 25 .29% , 1/24/27 .. 25,395 25,822
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 3,305 3,360
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 826 840
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 2,573 2,608
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 1,081 1,099
L2497190.UP.FTS.B , 26 .04% , 1/24/27 .... 2,031 28
L2500357.UP.FTS.B , 26 .3% , 1/24/27 .... 5,957 6,057
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 6,431 6,539
L2497724.UP.FTS.B , 27 .87% , 1/24/27 .... 3,384 3,401
FW2497801.UP.FTS.B , 28 .11% , 1/24/27 .. 5,277 374
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2498534.UP.FTS.B , 28 .67% , 1/24/27 .. $ 1,216 $ 1,233
FW2499784.UP.FTS.B , 29 .61% , 1/24/27 .. 4,598 320
FW2498768.UP.FTS.B , 30 .06% , 1/24/27 .. 1,013 1,028
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 1,861 1,892
FW2498894.UP.FTS.B , 31 .13% , 1/24/27 .. 2,400 2,440
FW2497608.UP.FTS.B , 31 .43% , 1/24/27 .. 1,134 1,153
FW2497327.UP.FTS.B , 33 .75% , 1/24/27 .. 1,294 1,316
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 6,918 6,872
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 4,459 4,430
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 10,634 10,566
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 3,304 3,290
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 22,206 22,099
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 17,156 17,088
L2502174.UP.FTS.B , 9 .86% , 1/25/27 .... 8,615 8,601
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 16,682 16,674
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 6,971 6,967
L2500626.UP.FTS.B , 12 .15% , 1/25/27 .... 2,526 2,519
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 1,124 1,123
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 22,300 22,284
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 2,263 2,262
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 2,838 2,836
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 4,226 4,224
L2500633.UP.FTS.B , 14 .62% , 1/25/27 .... 2,596 2,594
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 2,299 2,299
L2501591.UP.FTS.B , 16 .26% , 1/25/27 .... 11,079 798
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 1,761 1,769
L2500943.UP.FTS.B , 17 .28% , 1/25/27 .... 4,620 4,637
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 2,959 2,972
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 1,183 1,188
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 888 895
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 4,268 4,292
L2495525.UP.FTS.B , 19 .03% , 1/25/27 .... 4,833 347
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 4,901 4,926
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 606 610
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 3,926 3,981
L2500557.UP.FTS.B , 21 .25% , 1/25/27 .... 1,600 114
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 3,398 3,444
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 6,011 6,054
L2501728.UP.FTS.B , 21 .52% , 1/25/27 .... 3,072 3,087
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 6,333 6,418
L2500977.UP.FTS.B , 22 .64% , 1/25/27 .... 4,339 4,413
L2502763.UP.FTS.B , 23 .93% , 1/25/27 .... 2,638 764
FW2503468.UP.FTS.B , 24 .6% , 1/25/27 ... 2,128 2,164
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 1,930 1,960
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 4,389 4,462
L2503342.UP.FTS.B , 25 .48% , 1/25/27 .... 4,541 287
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 872 886
L2502995.UP.FTS.B , 25 .82% , 1/25/27 .... 1,923 1,948
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 3,533 3,586
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 3,211 3,266
FW2501053.UP.FTS.B , 27 .35% , 1/25/27 .. 5,356 5,441
FW2474863.UP.FTS.B , 27 .63% , 1/25/27 .. 2,027 2,057
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 3,176 3,230
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 648 659
FW2501180.UP.FTS.B , 28 .56% , 1/25/27 .. 1,960 1,993
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 1,277 1,297
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 708 711
FW2501203.UP.FTS.B , 30 .73% , 1/25/27 .. 930 946

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2503502.UP.FTS.B , 31 .01% , 1/25/27 .. $ 1,680 $ 1,706
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 1,203 1,221
FW2502879.UP.FTS.B , 31 .04% , 1/25/27 .. 20,252 20,505
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 655 666
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 3,408 3,459
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 1,499 1,506
FW2499482.UP.FTS.B , 28 .65% , 1/28/27 .. 10,748 10,906
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 688 697
FW2500954.UP.FTS.B , 23 .81% , 2/07/27 .. 5,183 5,254
L2500786.UP.FTS.B , 26 .35% , 2/09/27 .... 1,823 1,832
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 16,043 16,052
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... 15,953 15,463
FW1729684.UP.FTS.B , 29 .1% , 2/17/27 ... 8,455 8,576
L1902477.UP.FTS.B , 13 .65% , 3/22/27 .... 5,746 5,725
L1901660.UP.FTS.B , 25 .23% , 3/22/27 .... 1,396 99
FW1901509.UP.FTS.B , 31 .16% , 3/22/27 .. 6,151 956
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 29,960 7,846
L2030962.UP.FTS.B , 13 .54% , 4/12/27 .... 5,389 2,902
L2030776.UP.FTS.B , 18 .15% , 4/12/27 .... 4,001 167
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 3,515 520
L2032168.UP.FTS.B , 21 .6% , 4/12/27 .... 8,516 1,207
FW2032681.UP.FTS.B , 22 .41% , 4/12/27 .. 1,688 1,688
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 6,450 3,812
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... 28,576 28,385
L2971979.UP.FTS.B , 6 .84% , 4/19/27 .... 15,427 15,325
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 14,474 14,379
L2972081.UP.FTS.B , 7 .8% , 4/19/27 ..... 3,033 3,013
FW2972190.UP.FTS.B , 7 .92% , 4/19/27 ... 27,543 27,363
L2971728.UP.FTS.B , 11 .46% , 4/19/27 .... 6,459 6,437
L2971948.UP.FTS.B , 12 .78% , 4/19/27 .... 5,152 372
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 6,445 6,423
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 10,543 10,508
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 4,822 4,820
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 1,368 1,369
L2971854.UP.FTS.B , 16 .46% , 4/19/27 .... 1,935 1,936
FW2968818.UP.FTS.B , 17 .01% , 4/19/27 .. 10,373 10,367
FW2971812.UP.FTS.B , 18 .16% , 4/19/27 .. 15,172 15,068
L2972316.UP.FTS.B , 18 .63% , 4/19/27 .... 32,125 32,156
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 4,303 4,300
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 3,615 3,652
FW2971982.UP.FTS.B , 21 .48% , 4/19/27 .. 1,201 173
L2970145.UP.FTS.B , 22 .58% , 4/19/27 .... 6,498 461
FW2971643.UP.FTS.B , 24 .95% , 4/19/27 .. 14,512 14,687
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 961 971
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 15,234 15,384
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 2,686 2,714
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 689 690
FW2972102.UP.FTS.B , 26 .72% , 4/19/27 .. 2,244 2,270
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 4,162 4,205
FW2972030.UP.FTS.B , 28 .07% , 4/19/27 .. 3,700 556
L2102253.UP.FTS.B , 20 .85% , 4/23/27 .... 5,136 5,206
L2100737.UP.FTS.B , 22 .28% , 4/23/27 .... 13,974 14,196
FW2101765.UP.FTS.B , 29 .07% , 4/23/27 .. 3,070 906
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 3,236 3,282
L2250389.UP.FTS.B , 13 .11% , 5/14/27 .... 13,163 13,095
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 31,021 29,413
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 4,302 4,293
FW2248341.UP.FTS.B , 18 .43% , 5/14/27 .. 19,096 305
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2248252.UP.FTS.B , 18 .48% , 5/14/27 .... $ 2,032 $ 2,026
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 4,836 4,841
FW2250365.UP.FTS.B , 20 .49% , 5/14/27 .. 20,396 19,351
L2249288.UP.FTS.B , 21 .82% , 5/14/27 .... 3,825 277
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 2,069 2,086
L2250245.UP.FTS.B , 24 .75% , 5/14/27 .... 1,294 1,302
L2251286.UP.FTS.B , 25 .89% , 5/14/27 .... 1,537 1,547
FW2249682.UP.FTS.B , 30 .35% , 5/14/27 .. 1,283 371
L2252226.UP.FTS.B , 14 .86% , 5/15/27 .... 40,219 2,909
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 3,138 876
FW2251714.UP.FTS.B , 28 .54% , 5/15/27 .. 4,763 334
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 6,504 6,278
L2250436.UP.FTS.B , 22 .79% , 5/27/27 .... 14,870 15,025
L2248430.UP.FTS.B , 21 .51% , 5/28/27 .... 1,126 155
L2253562.UP.FTS.B , 23 .61% , 5/28/27 .... 3,418 971
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 6,459 6,423
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 4,355 4,350
L2497796.UP.FTS.B , 18 .8% , 6/24/27 .... 4,491 4,503
FW2498266.UP.FTS.B , 27 .06% , 6/24/27 .. 3,334 102
FW2499989.UP.FTS.B , 28 .3% , 6/24/27 ... 6,133 6,204
FW2463420.UP.FTS.B , 28 .55% , 6/24/27 .. 785 55
L2472114.UP.FTS.B , 7 .63% , 6/25/27 ..... 12,241 12,152
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 9,042 8,982
L2500638.UP.FTS.B , 25 .31% , 6/25/27 .... 721 729
FW2503491.UP.FTS.B , 26 .41% , 6/25/27 .. 1,719 494
FW2502647.UP.FTS.B , 31 .05% , 6/25/27 .. 6,672 6,776
L2503404.UP.FTS.B , 16 .88% , 7/01/27 .... 5,831 5,812
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 4,626 4,704
L1900981.UP.FTS.B , 20 .57% , 8/22/27 .... 2,260 635
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 25,169 23,689
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 25,726 25,641
L2101315.UP.FTS.B , 12 .86% , 9/23/27 .... 2,911 2,856
L2250624.UP.FTS.B , 16 .92% , 10/14/27 ... 4,112 4,070
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 8,338 8,321
FW2500185.UP.FTS.B , 30 .96% , 11/24/27 . 6,704 6,745
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 27,120 27,023
FW2502838.UP.FTS.B , 16 .27% , 11/25/27 . 25,640 25,651
L2499062.UP.FTS.B , 17 .84% , 12/08/27 ... 977 977
L2971929.UP.FTS.B , 24 .66% , 2/19/28 .... 15,770 15,716
L1901406.UP.FTS.B , 27 .3% , 10/22/28 .... 4,137 4,232
L1729715.UP.FTS.B , 8 .39% , 9/17/34 .... 188 186
L1729539.UP.FTS.B , 18 .67% , 9/17/34 .... 108 8
FW1730336.UP.FTS.B , 30 .16% , 9/17/34 .. 203 202
2,240,093
Total Marketplace Loans (Cost $ 5,869,008 ) ......
$5,201,571

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $205,286,633
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 4,054,622
Value - Unaffiliated issuers .................................................................. $259,690,686
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 4,054,622
Cash .................................................................................... 54,800
Receivables:
Dividends and interest ..................................................................... 3,127,202
Total assets .......................................................................... 266,927,310
Liabilities:
Payables:
Investment securities purchased .............................................................. 21,082
Credit facility (Note 9 ) ...................................................................... 60,000,000
Management fees ......................................................................... 162,814
Trustees' fees and expenses ................................................................. 187
Accrued interest (Note 9) ................................................................... 307,417
Accrued expenses and other liabilities ........................................................... 242,476
Total liabilities ......................................................................... 60,733,976
Net assets, at value ................................................................. $206,193,334
Net assets consist of:
Paid-in capital ............................................................................. $153,387,576
Total distributable earnings (losses) ............................................................. 52,805,758
Net assets, at value ................................................................. $206,193,334
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $8.20
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $12,648)
Unaffiliated issuers ........................................................................ $2,547,579
Non-controlled affiliates (Note 4 c ) ............................................................. 264,611
Interest:
Unaffiliated issuers ........................................................................ 11,707,388
Total investment income ................................................................... 14,519,578
Expenses:
Management fees (Note 4 a ) ................................................................... 1,869,024
Transfer agent fees ......................................................................... 82,060
Custodian fees ............................................................................. 2,130
Reports to shareholders fees .................................................................. 81,241
Professional fees ........................................................................... 176,293
Trustees' fees and expenses .................................................................. 2,410
Amortization of note issuance costs (Note 3 ) ...................................................... 984
Marketplace lending fees (Note 1 d ) ............................................................. 371,837
Interest expense (Not e 3 and 9) ................................................................ 3,577,869
Other .................................................................................... 120,506
Total expenses ......................................................................... 6,284,354
Expenses waived/paid by affiliates (Note 4c) ................................................... (18,628)
Net expenses ......................................................................... 6,265,726
Net investment income ................................................................ 8,253,852
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 604,734
Foreign currency transactions ................................................................ 235
Net realized gain (loss) .................................................................. 604,969
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 25,291,988
Translation of other assets and liabilities denominated in foreign currencies .............................. 511
Net change in unrealized appreciation (depreciation) ............................................ 25,292,499
Net realized and unrealized gain (loss) ............................................................ 25,897,468
Net increase (decrease) in net assets resulting from operations .......................................... $34,151,320

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Universal Trust
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,253,852 $10,839,636
Net realized gain (loss) ................................................. 604,969 (6,179,649)
Net change in unrealized appreciation (depreciation) ........................... 25,292,499 (8,498,271)
Net increase (decrease) in net assets resulting from operations ................ 34,151,320 (3,838,284)
Distributions to shareholders .............................................. (7,460,217) (9,130,871)
Distributions to shareholders from tax return of capital ........................... (5,357,049) (5,224,467)
Total distributions to shareholders .......................................... (12,817,266) (14,355,338)
Net increase (decrease) in net assets ................................... 21,334,054 (18,193,622)
Net assets:
Beginning of year ....................................................... 184,859,280 203,052,902
End of year ........................................................... $206,193,334 $184,859,280

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 13,726,114
Operating expenses paid ..................................................................... (2,726,632)
Interest expense paid ........................................................................ (4,444,083)
Realized gain on foreign currency transactions ..................................................... 235
Purchases of long-term investments ............................................................. (53,008,912)
Sales and maturities of long-term investments ..................................................... 60,852,427
Net sales of short-term investments ............................................................. 3,443,835
Cash provided - operating activities .......................................................... 17,842,984
Cash flow from financing activities:
Proceeds from credit facility ................................................................... 60,000,000
Repayment of senior fixed rate Notes ............................................................ (65,000,000)
Cash distributions to shareholders .............................................................. (12,817,266)
Cash used - financing activities ............................................................. (17,817,266)
Net increase (decrease) in cash ................................................................. 25,718
Cash at beginning of year ...................................................................... 29,082
Cash at end of year ........................................................................... $54,800
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2024
Net increase (decrease) in net assets resulting from operating activities .................................... $ 34,151,320
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (392,400)
Amortization of Note issuance costs .......................................................... 984
Reinvested dividends from non-controlled affiliates ............................................... (264,611)
Interest received in the form of securities ...................................................... (26,250)
Increase in dividends and interest receivable and other ass ets ...................................... (84,464)
Decrease in interest payable ............................................................... (866,214)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (39,759)
Increase in payable for investments purchased ................................................. 21,082
Decrease in receivable for investments sold .................................................... 199,250
Decrease in cost of investments ............................................................. 10,436,034
Decrease in unrealized depreciation on investments. ............................................. (25,291,988)
Net cash provided by operating activities ........................................................... $17,842,984

Franklin Universal Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York
Stock Exchange (NYSE), whichever is earlier. Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Board has designated
the Fund’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund's administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2024 and August 31, 2023, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2024 and 2023, there were no shares repurchased.
3. Senior Fixed Rate Notes
During the year ended August 31, 2024, the Fund had $65 million five-year senior fixed rate notes outstanding, bearing interest at 3.91% per year. For the year ended August 31, 2024, total interest paid by the Fund was $1,270,750. The issuance costs of $114,819 incurred by the Fund were deferred and amortized on an interest method basis over the term of the Notes.
For the year ended August 31, 2024, the Fund amortized $984 of Notes issuance costs. On September 15, 2023, the Notes matured and were paid in full.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2024, the Fund held investments in affiliated management investment companies as follows:
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
During the year ended August 31, 2024, the Fund utilized $2,328,875 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $7,233,846 $53,680,285 $(56,859,509) $— $— $4,054,622 4,054,622 $264,611
Total Affiliated Securities ... $7,233,846 $53,680,285 $(56,859,509) $— $— $4,054,622 $264,611
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 816,615
2024 2023
Distributions paid from:
Ordinary income .......................................................... $7,460,217 $7,777,366
Long term capital gain ...................................................... — 1,353,505
Return of capital ........................................................... 5,357,049 5,224,467
$12,817,266 $14,355,338
Cost of investments .......................................................................... $210,123,362
Unrealized appreciation ........................................................................ $68,160,061
Unrealized depreciation ........................................................................ (14,538,115)
Net unrealized appreciation (depreciation) .......................................................... $53,621,946
4. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, aggregated
$53,029,994 and $61,804,087, respectively.
7. Credit Risk and Defaulted Securities
At August 31, 2024, the Fund had 55.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 14, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
757,734
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 790,481 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $790,481 $—
*
In U.S. dollars unless otherwise indicated.
5. Income Taxes
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At August 31, 2024, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended August 31, 2024, were $60,000,000 and 5.95%, respectively.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 53,433,508 $ — $ — $ 53,433,508
Metals & Mining ....................... 5,619,946 — — 5,619,946
Multi-Utilities .......................... 35,202,610 — — 35,202,610
Oil, Gas & Consumable Fuels ............. 3,069,691 244,698 — 3,314,389
Pharmaceuticals ....................... 306,693 — — 306,693
Preferred Stocks ......................... 566,500 — — 566,500
Warrants ............................... 1,091 — — 1,091
Corporate Bonds :
Aerospace & Defense ................... — 938,017 — 938,017
Automobile Components ................. — 5,766,626 — 5,766,626
Automobiles .......................... — 1,098,133 — 1,098,133
Beverages ........................... — 665,260 — 665,260
Biotechnology ......................... — 1,239,742 — 1,239,742
Building Products ...................... — 4,985,278 — 4,985,278
Capital Markets ........................ — 1,003,791 — 1,003,791
Chemicals ........................... — 5,644,554 — 5,644,554
Commercial Services & Supplies ........... — 6,047,116 — 6,047,116
Communications Equipment .............. — 1,180,467 — 1,180,467
Construction & Engineering ............... — 389,020 — 389,020
Consumer Finance ..................... — 4,874,128 — 4,874,128
Consumer Staples Distribution & Retail ...... — 729,034 — 729,034
Containers & Packaging ................. — 6,042,047 — 6,042,047
Distributors ........................... — 1,251,922 — 1,251,922
9. Credit Facility
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Diversified Consumer Services ............ $ — $ 741,059 $ — $ 741,059
Diversified REITs ...................... — 2,236,940 — 2,236,940
Diversified Telecommunication Services ..... — 3,951,138 — 3,951,138
Electric Utilities ........................ — 1,405,021 — 1,405,021
Electrical Equipment .................... — 1,721,493 — 1,721,493
Electronic Equipment, Instruments &
Components ........................ — 782,520 — 782,520
Energy Equipment & Services ............. — 4,423,558 — 4,423,558
Entertainment ......................... — 832,741 — 832,741
Financial Services ...................... — 5,626,250 — 5,626,250
Food Products ........................ — 2,897,057 — 2,897,057
Ground Transportation .................. — 2,089,549 — 2,089,549
Health Care Equipment & Supplies ......... — 1,348,864 — 1,348,864
Health Care Providers & Services .......... — 6,557,056 — 6,557,056
Health Care REITs ..................... — 188,325 — 188,325
Hotel & Resort REITs ................... — 1,445,927 — 1,445,927
Hotels, Restaurants & Leisure ............. — 10,440,850 —
a
10,440,850
Household Durables .................... — 4,625,382 — 4,625,382
Household Products .................... — 376,460 — 376,460
Independent Power and Renewable Electricity
Producers .......................... — 3,493,287 — 3,493,287
Insurance ............................ — 2,948,037 — 2,948,037
IT Services ........................... — 2,761,320 — 2,761,320
Life Sciences Tools & Services ............ — 1,020,787 — 1,020,787
Machinery ............................ — 3,311,679 — 3,311,679
Media ............................... — 5,691,772 — 5,691,772
Metals & Mining ....................... — 3,590,759 — 3,590,759
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,620,703 — 1,620,703
Oil, Gas & Consumable Fuels ............. — 21,020,592 —
a
21,020,592
Paper & Forest Products ................. — 348,320 — 348,320
Passenger Airlines ..................... — 1,483,452 — 1,483,452
Personal Care Products ................. — 622,004 — 622,004
Pharmaceuticals ....................... — 2,365,646 — 2,365,646
Real Estate Management & Development .... — 1,367,325 — 1,367,325
Software ............................. — 2,361,324 — 2,361,324
Specialized REITs ...................... — 1,023,333 — 1,023,333
Specialty Retail ........................ — 1,312,102 — 1,312,102
Textiles, Apparel & Luxury Goods .......... — 753,260 — 753,260
Trading Companies & Distributors .......... — 3,354,523 — 3,354,523
Wireless Telecommunication Services ....... — 1,739,856 893 1,740,749
Senior Floating Rate Interests ............... — 175,267 — 175,267
Marketplace Loans ....................... — — 5,201,571 5,201,571
Asset-Backed Securities ................... — 104,687 — 104,687
Escrows and Litigation Trusts ............... — 28,125 —
a
28,125
Short Term Investments ................... 4,054,622 — — 4,054,622
Total Investments in Securities ........... $102,254,661 $156,288,183 $5,202,464 $263,745,308
a
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2024, are as follows:
Balanc e at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Wireless
Telecommunication
Services ........ — 1,448 (372) — — 379 351 (913) 893 (913)
Marketplace Loans :
Financial Services ... 11,122,540
c
24,006 (6,314,409) — — — (357,285) 726,719 5,201,571 (27,377)
Escrows and Litigation
Trusts : —  —
c
(8,865) — — — 8,865 — —
c
—
Total Investments in
Securities ............ $11,122,540 $25,454 $(6,323,646) $— $— $379 $(348,069) $725,806 $5,202,464 $(28,290)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
...........
$5,201,571 Discounted cash flow Loss-adjusted
discount rate
0.8% - 18.2%
(8.2%)
Decrease
Projected loss rate 0.2% - 92.8%
(16.8%)
Decrease
All Other Investments
..........
893
c,d
Total $5,202,464
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2024, the related statements of operations and cash flows for the year ended
August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodians, transfer agent, and private placement agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,197,363
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,411,375
Qualified Net Interest Income (QII) §871(k)(1)(C) $4,384,704
Section 163(j) Interest Earned §163(j) $5,766,505

Franklin Universal Trust

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Annual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Approval of Borrowing Arrangements
Effective as of September 15, 2023, the Fund is a party
to a committed, senior, secured line of credit (the “Credit
Facility”) with Bank of America, N.A. The Credit Facility has a maximum commitment of $60,000,000 and continues for
a three-year term, maturing on September 14, 2026. Please
See Note 10 for additional details. The purpose of the
Credit Facility Renewal is to retire and refinance the Fund’s outstanding $65 million in notes.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information).
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the use of a senior
secured revolving credit facility which provided the Fund with the opportunity to retire and refinance prior leverage. (See the Notes to Financial Statements for further information) .
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.

Franklin Universal Trust
Important Information to Shareholders

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Annual Report
High-Yield Debt Securities
Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as
those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly
speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because of
other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant
economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield
debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have tended
to fall. Regulatory changes in certain states have led to
greater competition in the industry and the emergence of
non-regulated providers as a significant part of the industry, and could impact the operations of regulated providers
and increase the cost of compliance. These trends have
also made shares of some utility companies less sensitive
to interest rate changes but more sensitive to changes in
revenue and earnings and caused them to reduce the ratio
of their earnings they pay out as dividends. In addition,
the industry is subject to a variety of risks specific to this industry: utilities may find it difficult to obtain adequate returns on invested capital in spite of rate increases or
because rate increases become increasingly difficult to
obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods;
utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations;
utilities may face difficulties in obtaining fuel sources, such as coal, for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear
power plants (including litigation, issues associated with
the use of radioactive materials and the effects of natural or man-made disasters); utilities may face greater demands
in providing reliable service with the increasing complexity of the power grid; utilities also may be subject to adverse
effects of the results of energy conservation programs
as well as other factors affecting the level of demand for
services.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Leverage
The Fund employs leverage through a senior secured
revolving credit facility which provides the Fund with a
source to refinance and retire other leverage. The Fund’s
use of leverage creates an opportunity for increased returns, but it also creates special risks. The cost of leverage rises and falls with changes in short-term interest rates. The
costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
may be less stable and more volatile than those in the
U.S. or some foreign countries may be subject to trading
restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and
securities and currency markets of the countries in which
the Fund is invested, which can include rapid and adverse
political changes; social instability; regional conflicts;
sanctions imposed by the United States, other nations or
other governmental entities, including supranational entities;
terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in
the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting
and financial reporting standards and practices as U.S.
issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and
policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received
or expenses paid by the Fund in that foreign currency. The
risks of foreign investments may be greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Franklin Universal Trust
Annual Meeting of Shareholders

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Annual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Universal Trust (Fund) was held on March 7, 2024. At the
Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi and Larry D. Thompson as Trustees of the Fund to hold office for a three year term, set to expire at the 2027 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig and Valerie M. Williams
are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Terrence J. Checki 14,055,756 3,730,520
Mary C. Choksi 14,047,910 3,738,366
Larry D. Thompson 14,056,130 3,730,146

Franklin Universal Trust

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Annual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY
10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023),
Canadian National Railway
(railroad) (2001-2021), White
Mountains Insurance Group, Ltd.
(holding company) (2004-2021),
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961) Chairman of the
Board, Senior
Vice President
and Trustee
Chairman of the
Board and Senior Vice
President since 2023
and Trustee since 2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940) Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January
2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January
2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly ,
Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN UNIVERSAL TRUST
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Putnam family of funds into the Franklin
Templeton (FT) family of funds and management’s continued
development of strategies to address areas of heightened
concern in the mutual fund industry, including various
regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end high yield funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median and
in the fifth quintile (worst) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median
and in the first (best) or second quintile of its Performance
Universe, but for the one-year period was below the
median and in the fifth quintile (worst) of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board also
noted that the Fund’s annualized income return for each
of the one-, three-, five-, and 10 year periods, although
below the median, was 7.04%, 6.34%, 5.71% and 5.70%,
respectively. The Board discussed this performance with
management and management explained that, the Fund
invests in multiple asset classes, which include investments in high yield corporate bonds and utility stocks. Management further explained that, unlike the Fund, peers in the Fund’s
Performance Universe focus solely on investments in high
yield bonds, which outperformed the Fund’s investments in
utility stocks in 2023. Management noted that the Fund’s
portfolio is comprised of approximately one-third utility
stocks, and discussed with the Board management’s views
on the benefits of investing in such stocks and its continued
focus on security selection in both high yield corporate
bonds and utility stocks for portions of the Fund’s portfolio.
Management also explained that the Fund’s relative below
median income return was due to the Fund’s investments
in utility stocks which pay dividends that are lower than the interest rate for high yield bonds. Management discussed
with the Board the actions that are being taken/have been
taken in an effort to improve the overall performance of the
Fund, including management’s focus on security selection.
The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, while management’s efforts continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 12
other high yield (leveraged) funds. The Board noted that the
Management Rate for the Fund was below the median of its
Expense Group. The Board also noted that the annual total
expense ratio for the Fund was equal to the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board recognized that
there would not likely be any economies of scale for the
Fund until the Fund’s assets grow. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT A 10/24
© 2024 Franklin Templeton Investments. All rights reserved.
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Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
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342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal accountant fees and services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $92,823 for the fiscal year ended August 31, 2024, and $80,090 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $89 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $115,834 for the fiscal year ended August 31, 2024 and $63,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $255,834 for the fiscal year ended August 31, 2024, and $133,089 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments. N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies. N/A

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. N/A

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Templeton Asset Management Ltd. (Asset Management)in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation,

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager receives in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3)  with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) As of October 31, 2024, the portfolio managers of the Fund are as follows:

GLENN I. VOYLES CFA, Senior Vice President of Advisers

Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA, Portfolio Manager of Advisers

Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

PATRICIA O’CONNOR, CFA, Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since September 30, 2024. She joined Franklin Templeton in 1997.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2024.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	4	3,620.8	4	1,611.0	3	45.1
Jonathan G. Belk	2	575.1	1	173.7	0	N/A
Patricia O’Connor	4	6,040.7	5	2,348.5	3	45.1

1.	The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

  Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation   Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.   The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None
Patricia O’Connor	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the fiscal year ended August 31, 2024, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	-
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	-
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	-
Other fees not included above	-
Aggregate fees/compensation paid by the Fund for securities lending activities	-
Net income from securities lending activities	-

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN UNIVERSAL TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024